                            THE ANALYTIC SERIES FUND
                                 (800) 374-2633

                       PROSPECTUS DATED OCTOBER 20, 1997


        A NO-LOAD, OPEN-END FUND WITH NO SALES CHARGE OR REDEMPTION FEE


                               TABLE OF CONTENTS

                                                    PAGE
                                                    -----
Highlights.....................................           3
Fund Expenses..................................           6
Financial Highlights...........................           7
Investment Objectives and Policies.............          10
Investment Risks...............................          13
Who Should Invest..............................          15
Implementation of Policies.....................          16
Management of the Fund.........................          31
Investment Adviser.............................          31
The Share Price of Each Portfolio..............          35

                                                    PAGE
                                                    -----
Dividends, Capital Gains and Taxes.............          36
General Information............................          38
Yield, Total Return, and Other Calculations....          39
SHAREHOLDER GUIDE..............................          41
Opening an Account.............................          41
Purchasing Shares..............................          41
Redeeming Shares...............................          43
Exchanging Shares..............................          47
Withdrawal Plan................................          48

                             ABOUT THIS PROSPECTUS


    This Prospectus sets forth concisely the information you should know about the Fund before you invest. It should be retained for future reference. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and a copy may be obtained without charge by telephoning the Fund at (800) 374-2633.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
        PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION
                              IS OCTOBER 20, 1997

                            THE ANALYTIC SERIES FUND
                                 (800) 374-2633

INVESTMENT OBJECTIVES               The Analytic Series Fund, a Delaware business trust (the
AND POLICIES                        "Fund"), is a no-load, open-end diversified investment
                                    company or "mutual fund" presently consisting of 3
                                    separate Portfolios, each with a distinct investment
                                    objective. The Portfolios are: the Analytic Short-Term
                                    Government Portfolio ("SHORT-TERM GOVERNMENT
                                    PORTFOLIO"), the Analytic Master Fixed Income Portfolio
                                    ("MASTER FIXED INCOME PORTFOLIO"), and the Analytic
                                    Enhanced Equity Portfolio ("ENHANCED EQUITY PORTFOLIO").

                                    The investment objective of the SHORT-TERM GOVERNMENT
                                    PORTFOLIO is to provide a high level of income
                                    consistent with both low fluctuations in market value
                                    and low credit risk. At least 80% of the total assets of
                                    the Portfolio will be invested in U.S. Government
                                    securities and up to 20% may be invested in securities
                                    of foreign issuers.

                                    The investment objective of the MASTER FIXED INCOME
                                    PORTFOLIO is to provide above-average total returns from
                                    a diversified bond portfolio consisting primarily of
                                    domestic government, corporate, and mortgage-related
                                    fixed income securities. Up to 20% of the total assets
                                    of the Portfolio may be invested in securities of
                                    foreign issuers.

                                    The investment objective of the ENHANCED EQUITY
                                    PORTFOLIO is to provide above-average total returns from
                                    a diversified equity portfolio which consists primarily
                                    of domestic common stocks and related investments such
                                    as options and futures. Up to 20% of the total assets of
                                    the Portfolio may be invested in securities of foreign
                                    issuers.

OPENING AN ACCOUNT                  Please complete and return the Account Registration. If
                                    you need assistance in completing this form, please call
                                    the Fund's sub-transfer agent at (800) 374-2633. There
                                    is no minimum investment for tax deferred retirement
                                    accounts; otherwise, the minimum initial investment is
                                    $5,000 invested in any proportion among the Portfolios.
                                    Shares may be purchased at net asset value per share,
                                    without a sales charge, next determined after receipt of
                                    a purchase order in good form.

                                   HIGHLIGHTS

THREE SEPARATE PORTFOLIOS           Investors may choose from any of the three Portfolios of
                                    the Fund. The investment characteristics of each
                                    Portfolio are summarized in the chart below.
                                    PAGE 10

                               PORTFOLIO SUMMARY

                                                                                                               MAY USE
                                                                                           MAY USE OPTIONS     FOREIGN
PORTFOLIO                                        PRIMARY INVESTMENTS                         AND FUTURES     SECURITIES
---------------------------  ------------------------------------------------------------  ---------------  -------------
Short-Term Government        Shorter term U.S. Treasury & U.S. Government agency fixed              Yes             Yes
                             income securities, with an average duration of 1 to 3 years

Master Fixed Income          Intermediate and longer term U.S. Government and high grade            Yes             Yes
                             corporate and mortgage-related fixed income securities

Enhanced Equity              Publicly traded common stocks with average capitalization              Yes             Yes
                             typical of medium to large companies

RISK CHARACTERISTICS                The securities in the Portfolios are subject to various
                                    risks, including interest rate risk, credit risk,
                                    currency risk and equity risk. The following chart
                                    summarizes the Adviser's opinion of the exposure of each
                                    Portfolio to these risks and the expected price
                                    fluctuations due to these and other risks, based on the
                                    historical financial characteristics of the various
                                    securities.
                                    PAGE 13

                                  RISK SUMMARY

                              INTEREST RATE
                                   AND                               CURRENCY    EXPECTED PORTFOLIO
PORTFOLIO                      CREDIT RISK         EQUITY RISK         RISK      PRICE FLUCTUATIONS
---------------------------  ----------------  --------------------  ---------  ---------------------
Short-Term Government              Low                 None             Low        Low to Moderate

Master Fixed Income                High          Low to Moderate        Low       Moderate to High

Enhanced Equity                    Low                 High             Low       High to Very High

INVESTMENT ADVISER                  Analytic-TSA Global Asset Management, Inc. (the
                                    "Adviser"), 700 South Flower Street, Suite 2400, Los
                                    Angeles, CA 90017, is the investment adviser of the
                                    Fund. The Adviser is a wholly owned subsidiary of United
                                    Asset Management Corporation, a holding company
                                    described under "Management of the Fund" in the
                                    Statement of Additional Information.
                                    PAGE 31

DIVIDEND POLICY                     The Short-Term Government and Master Fixed Income
                                    Portfolios declare a dividend each business day based on
                                    their respective net investment incomes. These dividends
                                    are paid on the first business day of each month. The
                                    Enhanced Equity Portfolio declares and pays its net
                                    investment income on the last business day of the
                                    calendar quarter. All Portfolios distribute net realized
                                    capital gains, if any, annually.
                                    PAGE 36

TAXES                               Dividends and capital gains distributions paid by the
                                    Fund's Portfolios are generally subject to federal,
                                    state and local income taxes. However, depending on
                                    provisions of your state's tax law, the portion of a
                                    Portfolio's income derived from "full faith and credit"
                                    U.S. Treasury obligations may be exempt from state and
                                    local taxes. A sale of shares, whether by outright
                                    redemption or exchange, is a taxable event and may
                                    result in a capital gain or loss.
                                    PAGE 36

PURCHASING SHARES                   Shares may be purchased by wire, mail, or exchange from
                                    another Portfolio in the Fund, at net asset value per
                                    share, without a sales charge, next determined after
                                    receipt of a purchase order in good form. There is no
                                    minimum initial or subsequent purchase of Portfolio
                                    shares by tax deferred retirement plans (including IRA,
                                    SEP-IRA and profit sharing and money purchase plans) or
                                    Uniform Gifts to Minors Act accounts. For other
                                    investors the minimum is $5,000 for an initial purchase,
                                    in any proportion among the Portfolios, and there is no
                                    minimum for subsequent purchases.
                                    PAGE 41

REDEEMING SHARES                    Shares are redeemed without charge and redemptions may
                                    be made by telephone, mail, or exchange to another
                                    Portfolio in the Fund.
                                    PAGE 43

ADMINISTRATIVE SERVICES             UAM Fund Services, Inc., a wholly-owned subsidiary of
                                    United Asset Management Corporation, is responsible for
                                    performing

                                    and overseeing all administrative, fund accounting,
                                    dividend disbursing and transfer agent services for the
                                    Fund. UAM Fund Services has subcontracted certain of
                                    these services to Chase Global Funds Services Company,
                                    an affiliate of The Chase Manhattan Bank. Chase Global
                                    Funds Services Company will act as the Fund's
                                    sub-dividend disbursing agent, sub-transfer agent and
                                    sub-shareholder servicing agent.
                                    PAGE 33

                                    Shareholder inquiries should be addressed to the Fund's
                                    sub-shareholder servicing agent at: Analytic Funds, P.O.
                                    Box 2798, Boston, MA 02208; telephone (800) 374-2633.

FUND EXPENSES                       The following table illustrates the expenses and fees
                                    that a shareholder of the Fund will incur. However,
                                    transaction fees may be charged if a broker-dealer or
                                    other financial intermediary deals with the Fund on your
                                    behalf (See "Shareholder Guide-- Purchasing Shares").
                                    The "other" expenses set forth below are estimates for
                                    the fiscal year ending December 31, 1997 and are
                                    annualized based on each Portfolio's operations during
                                    the semi-annual period ended June 30, 1997, except that
                                    they have been restated where applicable to reflect the
                                    current expense caps.


                                                                            SHORT-TERM      MASTER     ENHANCED
                                                                            GOVERNMENT   FIXED INCOME   EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------  -----------  ------------  ---------
Sales Load Imposed on Purchases...........................................     None          None        None
Sales Load Imposed on Reinvested Dividends................................     None          None        None
Redemption Fees...........................................................     None          None        None
Exchange Fees.............................................................     None          None        None

                                                                              SHORT-TERM        MASTER         ENHANCED
                                                                              GOVERNMENT     FIXED INCOME       EQUITY
ANNUAL FUND OPERATING EXPENSES                                                PORTFOLIO        PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------  --------------  ---------------  -------------
Management Fees (after expense reimbursement)*............................        0.00%            0.45%           0.00%
12b-1 Fees................................................................       None            None            None
Other Expenses (after expense reimbursement)*.............................         0.60             0.45            1.00
                                                                                    ---              ---             ---
Total Fund Operating Expenses (after expense reimbursement)*..............         0.60   %         0.90   %        1.00  %

* AFTER REIMBURSEMENT OF EXPENSES. The Adviser has voluntarily agreed to reimburse expenses of the Fund, including advisory fees (but excluding interest, taxes, and extraordinary expenses) that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the Short-Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively, for the year ending December 31, 1997. Without such reimbursement, it is estimated based on the operations of each Portfolio during the semi-annual period ended June 30, 1997, adjusted in the case of the Master Fixed Income Portfolio for a decrease in assets since June 30, 1997, that annual expenses for each Portfolio for the year ending December 31, 1997 would be as follows:

                                                                              SHORT-TERM        MASTER         ENHANCED
                                                                              GOVERNMENT     FIXED INCOME       EQUITY
                                                                              PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                            --------------  ---------------  -------------
Management Fees...........................................................        0.30%            0.45%           0.60%
Other Expenses............................................................        4.24%            2.66%           1.07%
                                                                                   ---              ---             ---
Total Fund Operating Expenses.............................................        4.54%            3.11%           1.67%

EXAMPLE                             The following example illustrates the expenses you would
                                    pay on a $1,000 investment, assuming (1) a 5% annual
                                    rate of return and (2) redemption at the end of each
                                    period.

PORTFOLIO                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Short-Term Government........................................................   $       6    $      19    $      33    $      75
Master Fixed Income..........................................................           9           29           50          111
Enhanced Equity..............................................................          10           32           55          122

    The purpose of the above information is to help an investor in the Fund to understand the various fees and expenses an investor will bear directly or indirectly. THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

    The financial statements in the tables below for each of the four years in the period ended December 31, 1996, and the one month ended December 31, 1992, have been audited by Deloitte & Touche LLP, independent auditors. Such financial statements and the report of Deloitte & Touche LLP thereon are incorporated by reference in the Statement of Additional Information. Also presented in the tables below are unaudited semi-annual financial statements for the six-month period ended June 30, 1997. Copies of the Fund's 1996 Annual Report to Shareholders and 1997 Semi-Annual Report to Shareholders may be obtained, at no charge, by telephoning the Fund at the telephone number appearing on the cover page of this Prospectus.

SHORT-TERM GOVERNMENT PORTFOLIO

                                          SIX MONTHS                                         ONE MONTH
                                             ENDED                                             ENDED
                                           JUNE 30,          YEAR ENDED DECEMBER 31,         DECEMBER
                                             1997       ----------------------------------      31,
                                          (UNAUDITED)    1996     1995     1994     1993       1992
                                          -----------   -------  -------  -------  -------  -----------
Net asset value, beginning of period....    $  9.83     $  9.98  $  9.55  $ 10.03  $ 10.03    $ 10.00
                                          -----------   -------  -------  -------  -------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................       0.27        0.62     0.56     0.48     0.53       0.05
  Net realized and unrealized gains
    (losses) on investments.............      (0.06)      (0.10)    0.43    (0.48)    0.00       0.03
                                          -----------   -------  -------  -------  -------  -----------
    Total from investment operations....       0.21        0.52     0.99     0.00     0.53       0.08
                                          -----------   -------  -------  -------  -------  -----------
LESS DISTRIBUTIONS:
  From net investment income............       0.27        0.66     0.56     0.48     0.53       0.05
  Return of capital.....................       0.00        0.01     0.00     0.00     0.00       0.00
                                          -----------   -------  -------  -------  -------  -----------
    Total distributions.................       0.27        0.67     0.56     0.48     0.53       0.05
                                          -----------   -------  -------  -------  -------  -----------
Net asset value, end of period..........    $  9.77     $  9.83  $  9.98  $  9.55  $ 10.03    $ 10.03
                                          -----------   -------  -------  -------  -------  -----------
                                          -----------   -------  -------  -------  -------  -----------
TOTAL RETURN............................       2.20%       5.28%   10.65%    0.00%    5.37%      9.38%
                                          -----------   -------  -------  -------  -------  -----------
                                          -----------   -------  -------  -------  -------  -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........    $ 1,049     $ 1,008  $27,880  $24,481  $26,097    $ 7,619
Ratio of expenses to average net
 assets(1)..............................       4.54%+      0.76%    0.82%    0.85%    0.75%      0.77%+
Ratio of net investment income to
 average net assets.....................       5.56%+      5.99%    5.76%    5.37%    4.91%      5.45%+
Portfolio turnover rate.................       0.00%      31.48%   10.15%    3.21%   85.69%      0.00%

(1) Gross of Adviser reimbursed expenses. With expense reduction, such ratios would have been 0.60%+, 0.56%, 0.50%, 0.45%, 0.45%, and 0.45%+ for the six
    months ended June 30, 1997, for each of the years in the periods ended December 31, 1996, and for the month ended December 31, 1992, respectively.

+ Annualized

MASTER FIXED INCOME PORTFOLIO

                                          SIX MONTHS                                            ONE MONTH
                                             ENDED                                                ENDED
                                           JUNE 30,           YEAR ENDED DECEMBER 31,           DECEMBER
                                             1997       -----------------------------------        31,
                                          (UNAUDITED)    1996     1995     1994      1993         1992
                                          -----------   -------  -------  ------    -------    -----------
Net asset value, beginning of period....    $ 10.27     $ 10.41  $  9.50  $10.26    $ 10.06      $10.00
                                          -----------   -------  -------  ------    -------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................       0.28        0.58     0.61    0.64       0.67        0.04
  Net realized and unrealized gains
    (losses) on investment and option
    transactions........................       0.04       (0.01)    0.91   (0.75)      0.41        0.06
                                          -----------   -------  -------  ------    -------    -----------
    Total from investment operations....       0.32        0.57     1.52   (0.11)      1.08        0.10
                                          -----------   -------  -------  ------    -------    -----------
LESS DISTRIBUTIONS:
  From net investment income............       0.28        0.58     0.61    0.64       0.67        0.04
  From net realized gains...............       0.00        0.12     0.00    0.01       0.21        0.00
  In excess of net realized gains.......       0.00        0.01     0.00    0.00       0.00        0.00
                                          -----------   -------  -------  ------    -------    -----------
  Total distributions...................       0.28        0.71     0.61    0.65       0.88        0.04
                                          -----------   -------  -------  ------    -------    -----------
Net asset value, end of period..........    $ 10.31     $ 10.27  $ 10.41  $ 9.50    $ 10.26      $10.06
                                          -----------   -------  -------  ------    -------    -----------
                                          -----------   -------  -------  ------    -------    -----------
TOTAL RETURN............................       3.19%       5.69%   16.43%  (1.04)%    10.94%      13.09%
                                          -----------   -------  -------  ------    -------    -----------
                                          -----------   -------  -------  ------    -------    -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........    $31,038     $28,926  $24,868  $6,155    $ 8,066      $9,219
Ratio of expenses to average net
 assets(1)..............................       0.90%+      0.97%    1.03%   1.17%      1.04%       1.05%+
Ratio of net investment income to
 average net assets.....................       5.61%+      5.66%    5.99%   7.16%      6.39%       5.63%+
Portfolio turnover rate.................      10.56%      21.95%   31.82%  44.30%    105.39%       0.00%
Average commission rate(2)..............    $0.0220     $0.0418  $0.0277


(1) Gross of Adviser reimbursed expenses and expenses indirectly paid through broker arrangements. With both expense reductions, such ratios would have been 0.90%+, 0.72%, 0.69%, 0.60%, 0.60% and 0.60%+ for the six months ended
    June 30, 1997, for each of the years in the periods ended December 31, 1996, and for the month ended December 31, 1992, respectively.


(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

+ Annualized

ENHANCED EQUITY PORTFOLIO


                                          SIX MONTHS                                           ONE MONTH
                                             ENDED                                               ENDED
                                           JUNE 30,           YEAR ENDED DECEMBER 31,          DECEMBER
                                             1997       ------------------------------------      31,
                                          (UNAUDITED)    1996     1995     1994       1993       1992
                                          -----------   -------  -------  -------    -------  -----------
Net asset value, beginning of period....    $ 12.09     $ 12.94  $  9.83  $ 10.15    $ 10.02    $ 10.00
                                          -----------   -------  -------  -------    -------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................       0.07        0.21     0.23     0.28       0.40       0.01
  Net realized and unrealized gains
    (losses) on investments and
    options.............................       1.94        2.74     3.22    (0.32)      0.62       0.02
                                          -----------   -------  -------  -------    -------  -----------
      Total from investment
        operations......................       2.01        2.95     3.45    (0.04)      1.02       0.03
                                          -----------   -------  -------  -------    -------  -----------
LESS DISTRIBUTIONS:
  From net investment income............       0.06        0.21     0.23     0.28       0.40       0.01
  From net realized gains...............       0.00        3.58     0.11     0.00       0.37       0.00
  In excess of net realized gains.......       0.00        0.01     0.00     0.00       0.00       0.00
  Return of capital.....................       0.00        0.00     0.00     0.00       0.12       0.00
                                          -----------   -------  -------  -------    -------  -----------
  Total distributions...................       0.06        3.80     0.34     0.28       0.89       0.01
                                          -----------   -------  -------  -------    -------  -----------
Net asset value, end of period..........    $ 14.04     $ 12.09  $ 12.94  $  9.83    $ 10.15    $ 10.02
                                          -----------   -------  -------  -------    -------  -----------
                                          -----------   -------  -------  -------    -------  -----------
TOTAL RETURN............................      16.65%      22.95%   35.36%   (0.37)%    10.07%      4.08%
                                          -----------   -------  -------  -------    -------  -----------
                                          -----------   -------  -------  -------    -------  -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........    $ 4,838     $ 3,519  $ 2,318  $ 1,511    $   903    $12,823
Ratio of expenses to average net
 assets(1)..............................       1.67%+      1.51%    1.33%    1.35%      1.35%      1.07%+
Ratio of net investment income to
 average net assets.....................       1.31%+      1.53%    2.02%    3.24%      2.16%      1.66%+
Portfolio turnover rate.................     113.80%     179.47%   10.15%   24.75%     76.34%     25.20%
Average commission rate(2)..............    $0.0272     $0.0658  $0.0431


(1) Gross of Adviser reimbursed expenses and expenses paid indirectly through broker arrangements.With both expense reductions, such ratios would have been 1.00%+, 0.91%, 0.50%, 0.24%, 0.57%, and 0.70%+ for the six months ended
    June 30, 1997, for each of the years in the periods ended December 31, 1996, and for the month ended December 31, 1992, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

+ Annualized

INVESTMENT OBJECTIVES               The investment objectives and policies of each Portfolio
AND POLICIES                        are listed below. The objectives are fundamental and may
                                    not be changed without shareholder approval. However,
                                    the investment policies, practices, and strategies
                                    employed in pursuit of each Portfolio's objective are
                                    not fundamental and may be changed without shareholder
                                    approval. Because there are risks inherent in all
                                    securities investments, there is no assurance that these
                                    objectives will be achieved.

SHORT-TERM GOVERNMENT PORTFOLIO     INVESTMENT OBJECTIVE:

                                    The investment objective of the Short-Term Government
                                    Portfolio is to provide a high level of income
                                    consistent with both low fluctuations in market value
                                    and low credit risk.

                                    INVESTMENT POLICIES:

                                    The Short-Term Government Portfolio seeks to achieve its
                                    investment objective by investing primarily in U.S.
                                    Treasury or U.S. Government agency securities to
                                    minimize credit risk. To minimize fluctuations in market
                                    value, the Portfolio is expected, under normal market
                                    conditions, to maintain a dollar weighted average
                                    maturity and weighted average duration between 1 and 3
                                    years. Duration is the weighted average time to receipt
                                    of both principal and interest payments of a debt
                                    security and also a measure of the sensitivity of fixed
                                    income related investments to interest rate changes.

                                    Under normal market conditions, the Short-Term
                                    Government Portfolio will invest at least 80% of its
                                    total assets in U.S. Government securities. Subject to
                                    certain additional limitations, the remainder of the
                                    Portfolio's assets may be invested in other high grade
                                    debt securities, securities of foreign governments and
                                    supranational organizations considered to be of high
                                    grade investment quality, currency-rate and interest
                                    rate-related options and futures, and cash and cash
                                    equivalents. The high grade investment standard for the
                                    Fund includes only those securities with (i) over 1 year
                                    original maturity and rated at the time of purchase a
                                    minimum of A by Moody's Investors Service, Inc.
                                    ("Moody's") or Standard & Poor's Corporation ("Standard
                                    & Poor's"), (ii) under 1 year original maturity and
                                    rated at the time of purchase a minimum of Prime 1 by
                                    Moody's or A-1 by Standard & Poor's, or (iii) unrated
                                    securities determined by the Adviser at the time of
                                    purchase to be equivalent to these ratings. See the
                                    discussion of ratings under "Implementation of Policies"
                                    below.

                                    The Portfolio may also invest in repurchase agreements
                                    collateralized by U.S. Government securities. For
                                    temporary defensive purposes, the Portfolio may reduce
                                    the average duration to less than 1 year. See
                                    "Implementation of Policies" for a description of these
                                    investment practices of the Portfolio and the additional
                                    limitations that may apply to some of the investments
                                    described above.

MASTER FIXED INCOME PORTFOLIO       INVESTMENT OBJECTIVE:

                                    The investment objective of the Master Fixed Income
                                    Portfolio is to provide above-average total returns from
                                    a diversified bond portfolio consisting primarily of
                                    U.S. Government, corporate, and mortgage-related fixed
                                    income securities. For this purpose, "above average"
                                    total returns means returns above the average long-term
                                    total returns of other mutual funds with similar
                                    investment policies and risk characteristics.

                                    INVESTMENT POLICIES:

                                    The Master Fixed Income Portfolio seeks to achieve its
                                    objective by investing primarily in U.S. Treasury, U.S.
                                    Government, and U.S. dollar denominated high grade
                                    securities, including mortgage-related securities. The
                                    weighted average duration of the Portfolio's fixed
                                    income investments is generally expected, under normal
                                    market conditions, to range between 3 and 10 years.

                                    Under normal market conditions, the Master Fixed Income
                                    Portfolio will invest at least 65% of its total assets
                                    in U.S. dollar denominated, high grade, fixed income
                                    debt securities. The high grade investment standard for
                                    the Fund includes only those securities with (i) over 1
                                    year original maturity and rated at the time of purchase
                                    a minimum of A by Moody's or Standard & Poor's, (ii)
                                    under 1 year original maturity and rated at the time of
                                    purchase a minimum of Prime 1 by Moody's or A-1 by
                                    Standard & Poor's, or (iii) unrated securities
                                    determined by the Adviser at the time of purchase to be
                                    equivalent to these ratings. See the discussion of
                                    ratings under "Implementation of Policies" below.

                                    Subject to certain additional limitations, under normal
                                    market conditions, the remainder of the Portfolio's
                                    assets may be invested in floating rate and other types
                                    of debt securities, high grade non-U.S. dollar
                                    denominated debt securities, below high grade fixed
                                    income securities, convertible securities, "synthetic
                                    convertible" positions, covered call and cash secured
                                    put investments, preferred stock, and the shares of
                                    other investment
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                                    companies which invest primarily in high grade debt
                                    securities. The Portfolio may also invest in interest
                                    and currency rate-related derivative securities. For
                                    temporary defensive purposes, the Portfolio may retain
                                    all or part of its assets in high grade, U.S. dollar
                                    denominated debt securities or cash and cash
                                    equivalents. See "Implementation of Policies" for a
                                    description of these investment practices of the
                                    Portfolio and the additional limitations that may apply
                                    to some of the investments described above.

ENHANCED EQUITY PORTFOLIO           INVESTMENT OBJECTIVE:

                                    The investment objective of the Enhanced Equity
                                    Portfolio is to provide above-average total returns from
                                    a diversified equity portfolio which consists primarily
                                    of common stocks and related investments such as options
                                    and futures. For this purpose, "above average" total
                                    returns means returns above the average long-term total
                                    returns of other mutual funds with similar investment
                                    policies and risk characteristics.

                                    INVESTMENT POLICIES:

                                    The Enhanced Equity Portfolio seeks to achieve its
                                    objective by investing primarily in the publicly traded
                                    common stocks of U.S. domiciled corporations and options
                                    and futures that relate to such stocks. While the
                                    Portfolio may invest in stocks of any market
                                    capitalization, it is anticipated that the average
                                    capitalization of the Portfolio's stocks will be typical
                                    of medium to large companies (typically $15 billion or
                                    higher). A company's market capitalization is the total
                                    stock market value of its outstanding shares.

                                    Under normal market conditions, the Enhanced Equity
                                    Portfolio will invest at least 65% of its total assets
                                    in common stocks of U.S. domiciled corporations and
                                    equity-type investments that relate to U.S. domiciled
                                    corporations. Equity-type investments include preferred
                                    stock, warrants, and convertible securities. See
                                    "Implementation of Policies" for a description of
                                    certain additional limitations on the percentage of the
                                    Portfolio that may be invested in some of the
                                    equity-type investments.

                                    Subject to certain additional limitations, the remainder
                                    of the Portfolio's assets may be invested in foreign
                                    equity and equity-type securities, equity related
                                    options and futures contracts, debt securities of
                                    investment grade or below, the shares of other
                                    investment companies, and cash or cash equivalents
                                    awaiting investment.
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                                    For temporary defensive purposes, the Portfolio may
                                    retain all or part of its assets in high grade, U.S.
                                    dollar denominated debt securities or cash and cash
                                    equivalents. See "Implementation of Policies" for a
                                    description of these and other investment practices of
                                    the Portfolio and the additional limitations that may
                                    apply to some of the investments described above.

                                    To manage the Portfolio, the Adviser is currently using
                                    a proprietary model for investment in domestic common
                                    stocks, based on work pioneered by Professor Robert A.
                                    Haugen. As a result, the Adviser currently intends to
                                    invest primarily in such stocks. See the Statement of
                                    Additional Information for further information regarding
                                    the application of this model.

INVESTMENT RISKS                    All of the Portfolios are expected to have fluctuations
                                    in their net asset values. However, the Short-Term
                                    Government Portfolio is expected to have the lowest
                                    volatility of the three Portfolios and the Enhanced
                                    Equity Portfolio is expected to have the highest.

CERTAIN INVESTMENT RISKS            These fluctuations in value are associated with various
                                    risks to which the securities in the Portfolios are
                                    subject. These risks include, but are not limited to,
                                    interest rate risk, credit risk, currency risk, and
                                    equity risk. These risks are described below. In
                                    addition, the trading practices of the Portfolios (such
                                    as their use of mortgage-related securities, foreign
                                    securities and options and futures strategies) will
                                    expose them to additional risks, discussed below under
                                    "Implementation of Policies" and in the Statement of
                                    Additional Information.

                                    Each Portfolio that holds fixed income securities is
                                    subject to varying degrees of interest rate risk.
                                    Interest rate risk is the potential for a decline in
                                    bond prices due to rising interest rates. In general,
                                    bond prices vary inversely with interest rates. When
                                    interest rates rise, bond prices generally fall.
                                    Conversely, when interest rates fall, bond prices
                                    generally rise. The change in price depends on several
                                    factors, including the bond's maturity date. In general,
                                    bonds with longer maturities are more sensitive to
                                    interest rates than bonds with shorter maturities.

                                    Each Portfolio that holds fixed income securities is
                                    also subject to varying degrees of credit risk. Credit
                                    risk is the possibility that a bond issuer will fail to
                                    make timely payments of interest or principal. The
                                    credit risk to which a Portfolio is subject depends on
                                    the quality of its investments. Reflecting their higher
                                    risks, lower-quality bonds generally offer higher yields
                                    than higher-quality bonds.
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                                    Each Portfolio that holds foreign securities is subject
                                    to currency risk. Currency risk is the potential for
                                    changes in value because of changes in the exchange rate
                                    between the currency in which principal and interest on
                                    the security are payable and the U.S. dollar. Currency
                                    fluctuations will affect the value of the Portfolios'
                                    shares irrespective of the performance of its underlying
                                    investments.

                                    A Portfolio that holds common stocks and equity-type
                                    investments is subject to equity risk. Equity risk is
                                    the potential for price declines. The magnitude of this
                                    risk associated with any particular investment can vary
                                    widely depending on the business and financial condition
                                    of the issuer, market conditions in general, the type of
                                    investment, and the extent to which the position may be
                                    hedged.

SHORT-TERM GOVERNMENT PORTFOLIO     The Short-Term Government Portfolio should be subject to
                                    relatively low interest rate and credit risk, but should
                                    have no equity risk. Because of the short-term average
                                    duration of this Portfolio, it is expected to exhibit
                                    low to moderate price fluctuations as interest rates
                                    change. The Portfolio's average duration and maturity
                                    should also exhibit low to moderate fluctuations. With
                                    respect to the Portfolio's primary investments, credit
                                    risk should be negligible for its U.S. Treasury
                                    securities, and only slightly higher for its U.S.
                                    Government agency obligations (some of which are not
                                    explicitly guaranteed by the U.S. Government). Risks
                                    associated with the Portfolio's other investments, in
                                    securities of foreign governments, mortgage-related
                                    securities, options and futures contracts, and
                                    repurchase agreements, are discussed under
                                    "Implementation of Policies" below.

MASTER FIXED INCOME PORTFOLIO       The Master Fixed Income Portfolio will have a higher
                                    degree of both interest rate risk and credit risk than
                                    the Short-Term Government Portfolio. With respect to its
                                    primary investments, the Portfolio is expected to
                                    exhibit moderate to high fluctuations as interest rates
                                    change, because it will generally have significant
                                    holdings of both intermediate-term and longer-term
                                    bonds. The Portfolio will also have various credit risks
                                    as a result of holding obligations of high grade
                                    securities of non-governmental issuers. It will also
                                    have low to moderate equity risk as a result of its
                                    investment in convertible and synthetic convertible
                                    security positions and covered call and cash secured put
                                    investments. Risks associated with the Portfolio's other
                                    investments, including convertible and synthetic
                                    convertible positions, covered call and
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                                    cash secured put investments, non-investment grade fixed
                                    income securities, foreign securities and interest and
                                    currency-related derivative securities, are discussed
                                    under "Implementation of Policies" below. Reflecting
                                    these increased risks, the Portfolio will generally
                                    offer higher yields than the Short-Term Government
                                    Portfolio.

ENHANCED EQUITY PORTFOLIO           The Enhanced Equity Portfolio is expected to be subject
                                    primarily to equity risk, and to exhibit high to very
                                    high price fluctuations, as is characteristic of common
                                    stocks and equity funds in general. The price
                                    fluctuations of this Portfolio can generally be expected
                                    to be greater than either of the other Portfolios. The
                                    Portfolio's use of options, futures contracts, foreign
                                    and non-investment grade debt securities will also
                                    expose it to certain additional risks, discussed under
                                    "Implementation of Policies" below.

WHO SHOULD INVEST                   Because of potential fluctuations in the share price of
                                    all of the Portfolios in the Fund, any of the Portfolios
                                    may be inappropriate for short-term investors who
                                    require maximum stability of principal. For example,
                                    money market funds attempt to maintain a stable net
                                    asset value and will provide more stability of principal
                                    and less risk than the Portfolios. You should base your
                                    selection of a Portfolio (or Portfolios) on your own
                                    objectives, risk preferences, and time horizon. Both the
                                    SHORT-TERM GOVERNMENT PORTFOLIO and the MASTER FIXED
                                    INCOME PORTFOLIO are suitable for investors with common
                                    stock holdings who are seeking a complementary fixed
                                    income investment to create a more diversified and
                                    balanced investment mix. The ENHANCED EQUITY PORTFOLIO
                                    is suitable for long-term investors seeking the
                                    generally higher average total returns that diversified
                                    stock portfolios have provided historically, and who can
                                    tolerate substantial price fluctuations and possible
                                    significant loss in value of their investment.

                                    The SHORT-TERM GOVERNMENT PORTFOLIO is designed for
                                    investors who are seeking yields that are more durable
                                    and usually higher than those available from money
                                    market funds, and who can tolerate modest fluctuations
                                    in the value of their investment.

                                    The MASTER FIXED INCOME PORTFOLIO is designed for
                                    investors seeking total returns from a broadly
                                    diversified bond market investment with high grade
                                    credit quality, and who can tolerate relatively larger
                                    fluctuations in price. The yields from this Portfolio
                                    are generally expected to be higher and the income
                                    steadier than from a shorter maturity fund. However,
                                    these
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                                    higher yields and steadier income levels come with
                                    greater fluctuations in total return. BECAUSE OF THESE
                                    RISKS, THE MASTER FIXED INCOME PORTFOLIO IS INTENDED TO
                                    BE A LONG TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO
                                    PROVIDE INVESTORS WITH A MEANS OF SPECULATING ON
                                    SHORT-TERM INTEREST RATE MOVEMENTS.

                                    The ENHANCED EQUITY PORTFOLIO is designed for investors
                                    seeking the higher AVERAGE total returns that
                                    diversified equity portfolios have provided over LONG
                                    TERM time horizons. The share price of the Portfolio is
                                    expected to be volatile, and investors should be able to
                                    tolerate sudden, sometimes substantial fluctuations in
                                    the value of their investments. Because of the risks
                                    inherent in equity investing and the general wisdom of
                                    diversification, investors should carefully consider
                                    what portion of their investment assets should be
                                    prudently allocated to equities. BECAUSE OF THESE RISKS,
                                    THE ENHANCED EQUITY PORTFOLIO IS INTENDED TO BE A LONG
                                    TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO PROVIDE
                                    INVESTORS WITH A MEANS OF SPECULATING ON SHORT-TERM
                                    STOCK MARKET MOVEMENTS.

IMPLEMENTATION OF POLICIES          In addition to the investment policies described above
                                    (and subject to certain restrictions described herein),
                                    the Portfolios may invest in some or all of the
                                    following securities and employ some or all of the
                                    following investment techniques, some of which may
                                    present special risks as described below. A more
                                    complete discussion of these securities and investment
                                    techniques and their associated risks is contained in
                                    the Fund's Statement of Additional Information.

SHORT-TERM INVESTMENTS              Each Portfolio may invest in short-term investments in
                                    connection with its options and futures strategies
                                    (discussed below) and during periods when, in the
                                    opinion of the Adviser, attractive equity or longer
                                    maturity fixed income investments are temporarily
                                    unavailable or other circumstances or market conditions
                                    warrant such investments. Under normal market
                                    conditions, and excluding such short-term investments
                                    that are made in connection with options and futures
                                    contracts, no more than 20% of the MASTER FIXED INCOME
                                    PORTFOLIO'S and 20% of the ENHANCED EQUITY PORTFOLIO'S
                                    total assets, will be retained in cash and cash
                                    equivalents. As a result of the collateral requirements
                                    associated with options and futures contracts, the
                                    percentage of each such Portfolio's total assets
                                    invested in cash and cash equivalents may be as high as
                                    35%. Such investments may include U.S. Treasury Bills
                                    and other U.S. Government and Government agency
                                    obligations with remaining maturities less than one
                                    year; certificates of deposit; banker's acceptances;
                                    commercial paper
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                                    rated at the time of purchase A-1 by Standard & Poor's
                                    or P-1 by Moody's; shares of money market mutual funds;
                                    and corporate, foreign and U.S. Government, and
                                    supranational organization debt obligations with
                                    remaining maturities less than one year and with debt
                                    ratings by Standard & Poor's, Moody's or other
                                    recognized rating agencies that are determined by the
                                    Adviser at the time of purchase to be equivalent to a
                                    cash equivalent rating of A-1/P-1. Such investments may
                                    include securities which offer a variable or floating
                                    rate of interest. In addition, and subject to a 5%
                                    limitation, the MASTER FIXED INCOME PORTFOLIO and the
                                    ENHANCED EQUITY PORTFOLIO may also invest in short-term
                                    debt securities rated at the time of purchase A-2/P-2 or
                                    equivalent.

GOVERNMENT SECURITIES               Each Portfolio may purchase U.S. Government Securities.
                                    U.S. Government Securities include (1) U.S. Treasury
                                    bills (maturity of one year or less), U.S. Treasury
                                    notes (maturities of one to ten years) and U.S. Treasury
                                    bonds (generally maturities of greater than ten years);
                                    and (2) obligations issued or guaranteed by U.S.
                                    Government agencies and instrumentalities which are
                                    supported by the full faith and credit of the U.S.
                                    Treasury (such as Government National Mortgage
                                    Association ("GNMA") Certificates), the right of the
                                    issuer to borrow an amount limited to a specific line of
                                    credit from the U.S. Treasury, discretionary authority
                                    of the U.S. Government to purchase certain obligations
                                    of the agency or instrumentality, or the credit of the
                                    instrumentality. Agencies and instrumentalities include:
                                    Federal Land Banks, Farmers Home Administration, Federal
                                    Farm Credit Banks, Federal Home Loan Banks, Federal
                                    National Mortgage Association ("FNMA"), GNMA, Federal
                                    Home Loan Mortgage Corporation ("FHLMC"), Student Loan
                                    Marketing Association, Financing Corporation, Tennessee
                                    Valley Authority, Resolution Funding Corporation, Farm
                                    Credit Financial Assistance Corporation, Private Export
                                    Funding Corporation, and others.

FLOATING RATE AND OTHER             Each Portfolio may invest in securities which offer a
DEBT SECURITIES                     variable or floating rate of interest. Variable rate
                                    securities provide for automatic establishment of a new
                                    interest rate at fixed intervals (e.g., daily, monthly
                                    or semi-annually). Floating rate securities provide for
                                    automatic adjustment of the interest rate whenever some
                                    specified interest rate index changes. The interest rate
                                    on variable or floating-rate securities is ordinarily
                                    determined by reference to or is a percentage of a
                                    bank's prime rate, the 90-day U.S. Treasury bill rate,
                                    or some other objective measure. Such obligations are
                                    often secured by letters of credit or other credit
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                                    support arrangements provided by banks. Such obligations
                                    frequently are not rated by credit rating agencies and,
                                    if not so rated, the Fund may invest in them only if the
                                    Adviser determines that, at the time of the investment,
                                    the obligations are of comparable quality to the other
                                    obligations in which a particular Portfolio may invest.
                                    The Adviser will consider on an ongoing basis the
                                    creditworthiness of the issuers of such instruments in
                                    the Fund's Portfolios.

                                    Each Portfolio may also from time to time invest in
                                    zero-coupon, step-coupon and pay-in-kind securities.
                                    These securities are debt securities that do not make
                                    regular interest payments. Zero-coupon and step-coupon
                                    securities are sold at a deep discount to their face
                                    value. Pay-in-kind securities pay interest through the
                                    issuance of additional securities. A Portfolio will not
                                    purchase any security in one of these categories if, as
                                    a result of such purchase, more than 5% of its net
                                    assets would be invested in such category of securities.

REPURCHASE AGREEMENTS               Each Portfolio may invest in repurchase agreements for
                                    the purpose of managing its short-term cash. In a
                                    repurchase agreement, the seller (a U.S. commercial bank
                                    or recognized U.S. securities dealer) sells securities
                                    to the Portfolio and agrees to repurchase the securities
                                    at the Portfolio's cost plus interest within a specified
                                    period (normally one to seven days). In these
                                    transactions, which are the economic equivalents of
                                    loans by the Portfolio, the securities purchased by the
                                    Portfolio will at all times have a total value equal to
                                    or in excess of the value of the repurchase obligation.

                                    While repurchase agreements involve certain risks not
                                    associated with direct investments in U.S. Government
                                    securities, the Portfolio will follow procedures
                                    designed to minimize such risks. These procedures
                                    include effecting repurchase transactions only with
                                    large, well-capitalized banks and certain reputable
                                    broker-dealers. In addition, the Portfolio's repurchase
                                    agreements will provide that the value of the collateral
                                    underlying the repurchase agreement will always be at
                                    least equal to the repurchase price, including any
                                    accrued interest earned on the repurchase agreement. In
                                    the event of a default or bankruptcy by a seller, the
                                    Portfolio will seek to liquidate such collateral.
                                    However, to liquidate such collateral could involve
                                    certain costs or delays and, to the extent that proceeds
                                    from any sale upon a default of the obligation to
                                    repurchase were less than the repurchase price, the
                                    Portfolio could suffer a loss.
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MORTGAGE-RELATED SECURITIES         Each Portfolio may invest in mortgage-related
                                    securities. Mortgage-related securities are interests in
                                    pools of mortgage loans made to U.S. residential home
                                    buyers, including mortgage loans made by savings and
                                    loan institutions, mortgage bankers, commercial banks,
                                    and others. Mortgage-related securities not issued or
                                    guaranteed by U.S. Government agencies or
                                    instrumentalities are not considered U.S. Government
                                    securities for purposes of the 80% test for such
                                    securities in the SHORT-TERM GOVERNMENT PORTFOLIO. Pools
                                    of mortgage loans are assembled as securities for sale
                                    to investors by various governmental, government-related
                                    and private organizations. The interest rates earned on
                                    such securities may be fixed, in the case of pools of
                                    fixed-rate mortgages, or variable, in the case of pools
                                    of adjustable-rate mortgages. Each Portfolio may also
                                    invest in debt securities which are secured with
                                    collateral consisting of U.S. mortgage-related
                                    securities, such as collateralized mortgage obligations,
                                    and in other types of mortgage-related securities,
                                    limited in the aggregate to 5% of each Portfolio's net
                                    assets.

                                    An example of a mortgage-related security is a GNMA
                                    mortgage-backed certificate. Although the mortgage loans
                                    in the pool underlying the certificate will have
                                    maturities of up to 30 years, the actual average life of
                                    a GNMA certificate will be substantially less because
                                    the mortgages may be prepaid prior to maturity.
                                    Prepayment rates vary widely and may be affected by
                                    changes in mortgage interest rates. In periods of
                                    falling interest rates, the rate of prepayment on higher
                                    interest rate mortgages increases, thereby shortening
                                    the average life of the GNMA certificate. Conversely,
                                    when interest rates are rising, the rate of prepayment
                                    decreases, thereby lengthening the actual average life
                                    of the certificate. Reinvestment of prepayments may
                                    occur at higher or lower rates than the original yield
                                    on the certificates. Due to the possibility of
                                    prepayment and the need to reinvest prepayments of
                                    principal at current rates, GNMA certificates can be
                                    less effective then typical non-callable bonds of
                                    similar maturities at "locking in" higher yields during
                                    periods of declining rates, although they may have
                                    comparable risks of decline in value during periods of
                                    rising interest rates. See "Investment Objectives and
                                    Policies" in the Statement of Additional Information.

FOREIGN SECURITIES                  Each Portfolio may invest its assets directly in the
                                    securities of foreign issuers and supranational
                                    organizations ("foreign
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                                    securities"), or options and futures related to foreign
                                    securities, subject to the following additional
                                    limitations. Foreign securities may be denominated in
                                    U.S. dollars or in a foreign currency.
                                    The SHORT-TERM GOVERNMENT PORTFOLIO will limit its
                                    foreign securities to (i) 20% of Portfolio total assets,
                                    and (ii) high grade debt obligations issued or
                                    guaranteed by foreign governments, agencies,
                                    instrumentalities, or their political subdivisions, or
                                    supranational agencies, and judged by the Adviser to
                                    have a credit risk at the time of purchase comparable to
                                    a domestic A or better credit rating.
                                    The MASTER FIXED INCOME PORTFOLIO and the ENHANCED
                                    EQUITY PORTFOLIO will limit their non-U.S. dollar
                                    denominated foreign security investments to 20% of
                                    Portfolio total assets, but have no percentage
                                    limitation on the amount invested in foreign securities
                                    which are U.S. dollar denominated, including investments
                                    in foreign securities in domestic markets through
                                    depository receipts. Foreign debt securities that these
                                    two Portfolios purchase will generally be high grade as
                                    the MASTER FIXED INCOME PORTFOLIO and the ENHANCED
                                    EQUITY PORTFOLIO have adopted a 5% limitation on
                                    non-investment grade securities (See "Non-Investment
                                    Grade Securities").
                                    Foreign debt securities that these two portfolios
                                    purchase will generally be high grade as the MASTER
                                    FIXED INCOME PORTFOLIO and the ENHANCED EQUITY PORTFOLIO
                                    have adopted a 5% limitation on below high grade fixed
                                    income securities and a 5% limitation on below high
                                    grade convertible securities (See "Below High Grade
                                    Securities"). Foreign investments involve risks which
                                    are in addition to the risks inherent in domestic
                                    investments. In many countries, there is less publicly
                                    available information about issuers, including
                                    governments, than is available in the reports and
                                    ratings published about issuers in the United States. In
                                    addition, foreign companies are not subject to uniform
                                    accounting, auditing, and financial reporting standards.
                                    The value of foreign investments may rise or fall
                                    because of changes in currency exchange rates, and a
                                    Portfolio may incur certain costs in converting
                                    securities denominated in foreign currencies to U.S.
                                    dollars. Dividends and interest on foreign securities
                                    may be subject to foreign withholding taxes, which would
                                    reduce a Portfolio's income without providing a tax
                                    credit for Portfolio shareholders. Obtaining judgments,
                                    when necessary, in foreign countries may be more
                                    difficult and more expensive than in the United States.
                                    Although each Portfolio intends to invest in securities
                                    of foreign governments or issuers located in developed
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                                    nations which the Adviser considers as having stable and
                                    friendly governments, there is the possibility of
                                    expropriation, confiscatory taxation, nationalization,
                                    currency blockage, or political or social instability
                                    which could affect investments in those nations. These
                                    factors are considered when making foreign security
                                    investments and the Adviser would make such investments
                                    when they are expected to provide higher income or
                                    higher total returns to compensate for such increased
                                    risks beyond those of domestic investments.
OPTIONS AND FUTURES STRATEGIES      Each Portfolio may utilize various call option, put
                                    option, and financial futures strategies in pursuit of
                                    its objective. Option contracts, futures contracts, and
                                    various other financial contracts are also known as
                                    DERIVATIVE SECURITIES, because their values depend on
                                    the values of a more basic UNDERLYING SECURITY (or
                                    perhaps multiple underlying securities), which may be a
                                    common stock, a fixed income or other debt security, a
                                    foreign currency exchange rate, a stock index, or some
                                    other financial instrument or index. The SHORT-TERM
                                    GOVERNMENT PORTFOLIO will limit its use of derivative
                                    securities to those which are primarily interest rate or
                                    currency exchange rate related.
                                    These techniques will be used to hedge against changes
                                    in securities prices, interest rates, or foreign
                                    currency exchange rates on securities held or intended
                                    to be acquired by the Fund, to reduce the volatility of
                                    the currency exposure associated with foreign
                                    securities, or as an efficient means of adjusting
                                    exposure to stock or bond markets, and not for
                                    speculation.
                                    A call option on securities gives the purchaser of the
                                    option the right (but not the obligation) to buy from
                                    the writer of the option the underlying securities at
                                    the exercise price during the option period. Similarly,
                                    a put option on securities gives the purchaser of the
                                    option the right (but not the obligation) to sell to the
                                    writer of the option the underlying securities at the
                                    exercise price duringa the option period.
                                    A financial futures contract is a commitment by both the
                                    buyer and the seller of the contract to trade the
                                    underlying financial instrument at a price and time
                                    agreed upon when the contract is executed. The financial
                                    instrument may be a stock index, bond index, interest
                                    rate, foreign currency exchange rate, or other similar
                                    instrument. The contract may include an option held by
                                    the seller with regard to the specific underlying
                                    instrument to be delivered from a class of instruments
                                    and the specific day of
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                                    delivery within a delivery month. Options on futures
                                    contracts are similar to options on securities, with the
                                    futures contract playing the role of the underlying
                                    security.
                                    Options on indexes and currencies, and futures on
                                    indexes, are similar to options and futures on
                                    securities, with the underlying index or currency
                                    playing the role of the underlying security, and with
                                    the difference that at the end of the option or future
                                    period there is generally a cash settlement between
                                    buyers and sellers instead of delivery of the underlying
                                    security.
                                    Options may be traded on an exchange (EXCHANGE-TRADED
                                    OPTIONS) or may be customized agreements between the
                                    Portfolio and a counter-party, often a brokerage firm,
                                    bank, or other financial institution. These customized
                                    agreements are also known as "over-the-counter" or OTC
                                    OPTIONS. Futures contracts are normally traded as
                                    standardized contracts on exchanges. When firm
                                    commitment type agreements similar to futures are traded
                                    over-the-counter they are usually known as FORWARD
                                    CONTRACTS. Exchange-traded options and futures have the
                                    additional financial backing of an intermediary known as
                                    a clearing corporation, whereas OTC options and forwards
                                    have no such intermediary and are subject to the credit
                                    risk that the counter-party will not fulfill its
                                    obligations under the contract. While each Portfolio, to
                                    the extent that it utilizes derivative securities,
                                    intends to primarily utilize exchange-traded options and
                                    futures, it may also utilize OTC options, currency
                                    forward contracts, and other OTC derivative securities.
                                    No Portfolio will invest, at the time of purchase, more
                                    than 5% of its net assets in the purchase of OTC options
                                    or invest more than 5% of its net assets in the purchase
                                    of forward contracts.
                                    Although options on securities and financial futures by
                                    their terms call for actual delivery and acceptance of
                                    securities, in many cases the contracts are closed out
                                    before the expiration date by selling contracts that are
                                    owned or by buying contracts that have been sold or
                                    written. Like any security transaction, this may produce
                                    a realized gain or loss to the Portfolio. Open positions
                                    are valued whenever a Portfolio's assets are valued and
                                    the Portfolio will have an unrealized gain or loss
                                    depending on the difference between the current value of
                                    the position and the opening value when the position was
                                    entered.

                                    WRITING COVERED PUT AND CALL OPTIONS ON SECURITIES OR
                                    INDEXES
                                    The Portfolios will not write UNCOVERED options or
                                    utilize written options to create leverage, but instead
                                    will write only COVERED CALLS and COVERED PUTS.
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                                    Writing a covered call option on securities or indexes
                                    means that the Portfolio will own at the time of selling
                                    the option (1) the underlying security (or securities
                                    convertible into the underlying security without
                                    additional consideration), or (2) a call option on the
                                    same security or index with the same or lesser exercise
                                    price, or (3) a call option on the same security or
                                    index with a greater exercise price, with the difference
                                    between the exercise prices maintained as a segregated
                                    account containing cash, U.S. Government securities or
                                    other liquid high-grade debt securities, or (4) liquid
                                    high-grade segregated debt securities equal to the
                                    fluctuating market value of the optioned securities
                                    which is marked-to-the-market daily, or (5) in the case
                                    of an index, a portfolio of securities which correlates
                                    with the index.

                                    Writing a covered put option on securities or indexes
                                    means that the Portfolio will, at the time of selling
                                    the option (1) enter a short position in the underlying
                                    security or index portfolio, or (2) purchase a put
                                    option on the same security or index with the same or
                                    greater exercise price , or (3) purchase a put option on
                                    the same security or index with a lesser exercise price,
                                    with the difference between the exercise prices
                                    maintained as liquid high-grade segregated debt
                                    securities, or (4) maintain the entire exercise price as
                                    liquid high-grade segregated debt securities. No
                                    Portfolio will write put options if as a result more
                                    than 25% of the Portfolio's assets would be represented
                                    by debt securities segregated for such put options.

                                    The MASTER FIXED INCOME PORTFOLIO will only write an
                                    "in-the-money" covered call option on common stock or an
                                    "out-of-the-money" covered put option on common stock or
                                    stock indexes. An in-the-money covered call option is an
                                    investment in which the Portfolio purchases common stock
                                    and sells a call option with an exercise price that is
                                    below the market price of the stock at the time of the
                                    option sale. An out-of-the-money covered put option is
                                    an investment in which the Portfolio sells a put option
                                    on a common stock or stock index with an exercise price
                                    that is below the market price of the stock or index at
                                    the time of the option sale and maintains the exercise
                                    price as high-grade segregated debt securities.

                                    PURCHASING PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

                                    Each Portfolio may purchase put and call options on
                                    securities or indexes in pursuit of its objective. The
                                    Portfolio may, at the same time, have a long or COVERED
                                    short position in the underlying security or index, and
                                    may have written covered options on the
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                                    same security or index. Hence, the Portfolio's entire
                                    position in a particular security may be complex,
                                    consisting of a number of different option positions, a
                                    possible position in the underlying security, and a
                                    possible segregated debt securities holding.

                                    CONVERTIBLE SECURITIES, SYNTHETIC CONVERTIBLE
                                    INVESTMENTS, CERTAIN COVERED CALL AND CASH SECURED PUT
                                    INVESTMENTS, AND WARRANTS

                                    The MASTER FIXED INCOME PORTFOLIO and the ENHANCED
                                    EQUITY PORTFOLIO may invest in securities which may be
                                    exchanged for, converted into, or exercised to acquire a
                                    predetermined number of shares of the issuer's common
                                    stock at the option of the Portfolio during a specified
                                    time period (such as convertible preferred stocks,
                                    convertible debentures and warrants). A convertible
                                    security is generally a fixed income security which is
                                    senior to common stock in an issuer's capital structure,
                                    but is usually subordinated to similar non-convertible
                                    securities. No more than 5% of a Portfolio's total
                                    assets will be invested in convertible securities rated
                                    at the time of purchase lower than A or equivalent. See
                                    "Investment Objective and Policies" in the Statement of
                                    Additional Information and "Securities Ratings" below.

                                    In general, the market value of a convertible security
                                    is at least the higher of its "investment value" (i.e.,
                                    its value as a fixed income security) or its "conversion
                                    value" (i.e., its value upon conversion into its
                                    underlying common stock). As a fixed income security, a
                                    convertible security tends to increase in value when
                                    interest rates decline and tends to decrease in value
                                    when interest rates rise. However, the price of a
                                    convertible security is also influenced by the market
                                    value of the security's underlying common stock. The
                                    price of a convertible security tends to increase as the
                                    market value of the underlying stock rises, whereas it
                                    tends to decrease as the market value of the underlying
                                    stock declines. While no securities investment is
                                    without some risk, investments in convertible securities
                                    and synthetic convertible positions generally entail
                                    less risk than investments in the common stock of the
                                    same issuer.

                                    Investments in warrants involve certain risks, including
                                    the possible lack of a liquid market for resale of the
                                    warrants, potential price fluctuations as a result of
                                    speculation or other factors, and failure of the price
                                    of the underlying security to reach or have reasonable
                                    prospects of reaching a level at which the
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                                    warrant can be prudently exercised (in which event the
                                    warrant may expire without being exercised, resulting in
                                    a loss of the Portfolio's entire investment therein).

                                    The MASTER FIXED INCOME PORTFOLIO and the ENHANCED
                                    EQUITY PORTFOLIO may each invest up to 35% of their
                                    total assets in convertible securities, synthetic
                                    convertible and certain combinations of covered call and
                                    cash secured put investments. A synthetic convertible
                                    investment is a combination investment in which the
                                    Portfolio purchases both (i) high-grade cash equivalents
                                    or a high grade debt obligation of an issuer or U.S.
                                    Government securities and (ii) call options or warrants
                                    on the common stock of the same or different issuer with
                                    some or all of the anticipated interest income from the
                                    associated debt obligation that is earned over the
                                    holding period of the option or warrant. The Portfolios
                                    may also write an "in-the-money" covered call option on
                                    common stock or an "out-of-the-money" covered put option
                                    on common stock or stock indexes. Convertible
                                    securities, synthetic convertible and in-the-money
                                    covered calls and out-of-the-money cash secured puts are
                                    not taken into account when determining whether the
                                    Portfolios have met the requirements that 65% of their
                                    total assets be invested in fixed income and equity
                                    securities (see "Investment Objectives and Policies"
                                    above).

                                    While providing a fixed income stream (generally higher
                                    in yield than the income derivable from common stock but
                                    lower than that afforded by a similar non-convertible
                                    security), a convertible security also affords an
                                    investor the opportunity, through its conversion
                                    feature, to participate in the capital appreciation
                                    attendant upon a market price advance in the convertible
                                    security's underlying common stock. A synthetic
                                    convertible position has similar investment
                                    characteristics, but may differ with respect to credit
                                    quality, time to maturity, trading characteristics, and
                                    other factors. Because the Portfolio will create
                                    synthetic convertible positions only out of high grade
                                    fixed income securities, the credit rating associated
                                    with a Portfolio's synthetic convertible investments is
                                    generally expected to be higher than that of the average
                                    convertible security, many of which are rated below high
                                    grade. However, because the options used to create
                                    synthetic convertible positions will generally have
                                    expirations between one month and three years of the
                                    time of purchase, the maturity of these positions will
                                    generally be shorter than average for convertible
                                    securities. Since the option component of a convertible
                                    security or synthetic convertible
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                                    position is a wasting asset (in the sense of losing
                                    "time value" as maturity approaches), a synthetic
                                    convertible position may lose such value more rapidly
                                    than a convertible security of longer maturity; however,
                                    the gain in option value due to appreciation of the
                                    underlying stock may exceed such time value loss, the
                                    market price of the option component generally reflects
                                    these differences in maturities, and the Adviser takes
                                    such differences into account when evaluating such
                                    positions. When a synthetic convertible position
                                    "matures" because of the expiration of the associated
                                    option, the Portfolio may extend the maturity by
                                    investing in a new option with longer maturity on the
                                    common stock of the same or different issuer. If the
                                    Portfolio does not so extend the maturity of a position,
                                    it may continue to hold the associated fixed income
                                    security.

                                    Covered call and cash secured put investments are
                                    subject to the risks associated with common stocks and
                                    options described above. While such investments have a
                                    combined volatility similar to that of long-term
                                    corporate bonds, the Adviser believes they provide
                                    greater returns than investment in such bonds.

                                    PURCHASE AND SALE OF FINANCIAL FUTURES, AND OPTIONS
                                    ON FINANCIAL FUTURES

                                    Each Portfolio may purchase or sell financial and other
                                    futures contracts and options on financial and other
                                    futures contracts in pursuit of its objective.

                                    Futures contracts and their related options may be
                                    purchased or sold for various reasons: to hedge
                                    portfolio securities against adverse fluctuations, to
                                    adjust the level of market exposure of a portfolio, to
                                    facilitate trading, to reduce transactions costs, and/or
                                    to seek higher investment returns when a futures or
                                    option contract is attractively priced relative to a
                                    typical Portfolio investment in the underlying security
                                    or index or securities highly correlated to the
                                    underlying index. As with all of the investment
                                    strategies that a Portfolio may employ, there can be no
                                    assurance that any such strategy will achieve its
                                    objective.

                                    A Portfolio's futures and related options transactions
                                    will be conducted within the following limitations:

                                    (i) When a Portfolio sells a futures contract, the value
                                    of that contract will not exceed the total market value
                                    of the portfolio securities being hedged;
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                                    (ii) A Portfolio will write only COVERED call and put
                                    options on futures;

                                    (iii) When a Portfolio purchases a futures contract it
                                    will maintain the market value of the contract in liquid
                                    high-grade segregated debt securities as described
                                    above.

                                    (iv) A Portfolio will not enter into futures and options
                                    on futures contracts which would cause the aggregate sum
                                    of the initial margins for such contracts and related
                                    option premiums to exceed 5% of the Portfolio's net
                                    assets; provided, however, that in the case of an option
                                    that is in-the-money at the time of purchase, the
                                    in-the-money amount may be excluded in computing such
                                    5%.

                                    CERTAIN RISK FACTORS ASSOCIATED WITH HEDGING STRATEGIES

                                    When a Portfolio utilizes futures or options to hedge
                                    the price fluctuations of securities it may own or want
                                    to purchase, the Portfolio is exposed to the risk of
                                    imperfect correlation between the futures or options and
                                    the securities being hedged. That is, the prices of the
                                    securities being hedged may not move in the same amount,
                                    or even in the same direction, as the hedging
                                    instrument. The Adviser will attempt to minimize this
                                    risk by investing only in those contracts whose behavior
                                    is expected to resemble the Portfolio securities being
                                    hedged. However, if the Adviser's judgment about the
                                    general direction of interest rates, market value,
                                    volatility, and other economic factors is incorrect, the
                                    Portfolio would have been better off without the use of
                                    such hedging techniques. In addition, there is the risk
                                    of a possible lack of a liquid secondary market and the
                                    resultant inability to close a futures or option
                                    position prior to its maturity or expiration date. If
                                    the Adviser determines that the ability to close such a
                                    position early is important to its investment strategy,
                                    it will only enter such positions on an exchange with a
                                    secondary market that it judges to be appropriately
                                    active.

COVERED SHORT SALES                 To hedge against market risks, each Portfolio may make
                                    covered short sales of securities in pursuit of its
                                    objective. A covered short sale is a sale of borrowed
                                    securities in which the Portfolio will (1) own at the
                                    time of selling the securities, the underlying security
                                    (or securities convertible into the underlying security
                                    without additional consideration), or (2) own a call
                                    option on the same security with the difference between
                                    the exercise price and any margin required to be
                                    deposited in connection with the short
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                                    sale at the broker maintained as liquid high-grade
                                    segregated debt securities. Total segregated collateral
                                    for short sales will not exceed 10% of a Portfolio's net
                                    assets at any one time.

                                    Until the fiscal year beginning January 1, 1998, in
                                    order to qualify as a regulated investment company under
                                    Subchapter M of the Internal Revenue Code, a Portfolio
                                    must derive less than 30% of its gross income from the
                                    sale of securities it has held for less than three
                                    months (the "three month gain rule"). The three month
                                    gain rule may limit a Portfolio's ability to sell a
                                    portfolio security short, or to terminate its short
                                    position, at a time when the Adviser believes it would
                                    be advantageous to do so. A Portfolio will not enter
                                    into a short sale or purchase and deliver new securities
                                    to terminate its short position if such action would
                                    result in the taxation of Portfolio income at the
                                    Portfolio level.

BELOW HIGH GRADE SECURITIES         The SHORT-TERM GOVERNMENT PORTFOLIO may not purchase
                                    securities rated below A ("high grade" securities) and
                                    will sell securities whose ratings are downgraded to
                                    below high grade. The MASTER FIXED INCOME PORTFOLIO and
                                    the ENHANCED EQUITY PORTFOLIO may each invest up to 5%
                                    of net assets in fixed income securities and up to 5% of
                                    net assets in convertible securities rated lower than
                                    the high grade investment standard employed by the Fund
                                    (i.e., rated BBB or lower). The MASTER FIXED INCOME
                                    PORTFOLIO and the ENHANCED EQUITY PORTFOLIO will not
                                    necessarily sell particular securities whose ratings are
                                    downgraded to below A, but will sell sufficient amounts
                                    from the two classes of (i) below high grade fixed
                                    income securities or (ii) below high grade convertible
                                    securities to bring the total percentage of such
                                    securities to 5% or less in each class. Ratings of
                                    securities by rating agencies such as Standard & Poor's
                                    and Moody's evaluate the safety of principal and
                                    interest payments, not the market value risk associated
                                    with changes in interest rates. Credit rating agencies
                                    may fail to timely change such ratings to reflect
                                    subsequent events. A debt security may be assigned a
                                    lower rating or cease to be rated after its purchase by
                                    the Fund. For additional descriptions of the risks of
                                    these investments and the various rating grades, see the
                                    Statement of Additional Information "Appendix --
                                    Description of Bond Ratings".

INVESTMENTS IN SECURITIES OF OTHER  Each of the Portfolios may purchase the securities of
INVESTMENT COMPANIES                other investment companies. The SHORT-TERM GOVERNMENT
                                    PORTFOLIO may invest up to 20% of its total assets in
                                    such securities and the MASTER FIXED INCOME PORTFOLIO
                                    and ENHANCED EQUITY PORTFOLIO may each invest up to 35%
                                    of their respective total assets in such
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                                    securities. However, no Portfolio may own voting stock
                                    of any one such investment company in an amount which,
                                    when aggregated with such stock owned by all affiliated
                                    persons of the Fund (as defined in the 1940 Act) exceeds
                                    3% of the total outstanding voting stock of such
                                    investment company.

                                    Such transactions may in some cases raise a Portfolio's
                                    transaction costs relative to a direct investment in the
                                    same securities, but in some cases a Portfolio may
                                    benefit from being able to acquire a diversified
                                    investment in one purchase that could not be made
                                    economically in a direct fashion. As other investment
                                    companies pay management fees to their investment
                                    advisers, shareholders of a Portfolio which purchases
                                    such securities will bear the proportionate share of
                                    such fees as well as the management fees paid by the
                                    Portfolio. In addition, the 1940 Act provides that no
                                    investment company in which the Fund invests is
                                    obligated to redeem shares of such company owned by the
                                    Fund in an amount exceeding 1% of such company's
                                    outstanding shares during any period of less than thirty
                                    days.

                                    Investments in the securities of other investment
                                    companies by each Portfolio are intended to (i) provide
                                    an investment vehicle for each Portfolio's cash reserves
                                    that the Portfolio does not want to commit to riskier
                                    investments, (ii) facilitate each Portfolio's investment
                                    strategies in which high-grade collateral is required,
                                    or (iii) facilitate each Portfolio's investment
                                    strategies by acquiring investments in portfolios of
                                    securities more diversified or with specialized
                                    characteristics that could not be efficiently acquired
                                    directly. The SHORT-TERM GOVERNMENT PORTFOLIO will limit
                                    its purchases of the securities of other investment
                                    companies to those that invest primarily in the same
                                    securities that the SHORT-TERM GOVERNMENT PORTFOLIO may
                                    invest in directly.

LENDING OF SECURITIES               Each Portfolio may lend its investment securities to
                                    qualified institutional investors for the purpose of
                                    realizing income. Loans of securities by the Portfolio
                                    will be collateralized by cash, letters of credit, or
                                    securities issued or guaranteed by the U.S. Government
                                    or its agencies. The collateral will equal at least 100%
                                    of the current market value of the loaned securities at
                                    all times during which the securities are loaned by
                                    marking to market daily, and such loans will not exceed
                                    one-third of the total value of the Portfolio's
                                    securities. Such loans involve risks of delay in
                                    receiving additional collateral or in recovering the
                                    securities loaned or even loss of rights in the
                                    collateral should the borrower of the securities fail
                                    financially. However, such securities lending
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                                    will be made only when, in the Adviser's judgment, the
                                    income to be earned from the loans justifies the
                                    attendant risks. Loans are subject to termination at the
                                    option of the Fund or the borrower.

DELAYED DELIVERY TRANSACTIONS       The Fund may purchase securities on a when-issued or
                                    delayed delivery basis and sell securities on a delayed
                                    delivery basis. These transactions involve a commitment
                                    by the Fund to purchase or sell securities for a
                                    predetermined price or yield, with payment and delivery
                                    taking place more than seven days in the future, or
                                    after a period longer than the customary settlement
                                    period for that type of security. When delayed delivery
                                    purchases are outstanding, the Fund will set aside and
                                    maintain until the settlement date cash, U.S. Government
                                    securities or liquid high grade debt obligations in an
                                    amount sufficient to meet the purchase price. When
                                    purchasing a security on a delayed delivery basis, the
                                    Fund assumes the rights and risks of ownership of the
                                    security, including the risk of price and yield
                                    fluctuations, and takes such fluctuations into account
                                    when determining its net asset value, but does not
                                    accrue income on the security until delivery. When the
                                    Fund sells a security on a delayed delivery basis, it
                                    does not participate in future gains or losses with
                                    respect to the security. If the other party to a delayed
                                    delivery transaction fails to deliver or pay for the
                                    security, the Fund could miss a favorable price or yield
                                    opportunity or could suffer a loss. A Portfolio will not
                                    invest more than 25% of its total assets in when-issued
                                    and delayed delivery transactions.

PORTFOLIO TURNOVER                  A Portfolio will not attempt to achieve, nor will it be
                                    limited to, a predetermined rate of portfolio turnover.
                                    Turnover rate is the lesser of purchases or sales of
                                    portfolio securities for a year, excluding all
                                    securities with maturities of one year or less, divided
                                    by the monthly average value of such securities. The
                                    turnover rates of the ENHANCED EQUITY PORTFOLIO and the
                                    MASTER FIXED INCOME PORTFOLIO are not expected to exceed
                                    150%. The turnover of the SHORT-TERM GOVERNMENT
                                    PORTFOLIO may be higher due to the short-term maturities
                                    of the securities purchased, but is not expected to
                                    exceed 300%. For the years ended December 31, 1996 and
                                    1995, the portfolio turnover rates were 31.48% and
                                    10.15% for the SHORT-TERM GOVERNMENT PORTFOLIO, 21.95%
                                    and 31.82% for the MASTER FIXED INCOME PORTFOLIO, and
                                    179.47% and 10.15% for the ENHANCED EQUITY PORTFOLIO.
                                    While higher portfolio turnover (100% or more) can
                                    involve correspondingly greater brokerage commissions
                                    and other transaction costs than lower turnover, and
                                    such commissions and costs must be borne by the
                                    Portfolio and its shareholders, the brokerage
                                    commissions
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                                    associated with the SHORT-TERM GOVERNMENT PORTFOLIO are
                                    expected to be substantially less than the other
                                    Portfolios as a percentage of assets, as short-term
                                    fixed income securities generally trade on a net basis
                                    or with a relatively small commission as a percentage of
                                    the value of the security. High portfolio turnover may
                                    also result in the realization of substantial net
                                    short-term capital gains, and any distributions
                                    resulting from such gains will be ordinary income for
                                    federal income tax purposes. It is the Adviser's opinion
                                    that such turnover is not expected to affect the
                                    SHORT-TERM GOVERNMENT PORTFOLIO'S status as a regulated
                                    investment company for federal tax purposes. See
                                    "Dividends, Distributions and Taxes".

BORROWING                           Each Portfolio may borrow money from banks up to a limit
                                    of 15% of the market value of its assets, but only for
                                    temporary or emergency purposes. The Portfolio would
                                    borrow money only to meet redemption requests prior to
                                    the settlement of securities already sold or in the
                                    process of being sold by the Portfolio. To the extent
                                    that a Portfolio borrows money prior to selling
                                    securities, the Portfolio may be leveraged; at such
                                    times, the Portfolio may appreciate or depreciate in
                                    value more rapidly than if it did not borrow. A
                                    Portfolio will repay any money borrowed in excess of 5%
                                    of the market value of its total assets prior to
                                    purchasing securities.

INVESTMENT LIMITATIONS              Each of the Portfolios has adopted certain additional
                                    limitations designed to reduce its exposure to specific
                                    situations. These limitations are fundamental policies
                                    that cannot be changed without the approval of the
                                    holders of a majority of the Portfolio's outstanding
                                    shares, as defined in the Investment Company Act of
                                    1940. See "Investment Limitations" in the Statement of
                                    Additional Information.

MANAGEMENT OF THE FUND              The Officers of the Fund manage its day to day
                                    operations and are responsible to the Fund's Board of
                                    Trustees.

INVESTMENT ADVISER                  Analytic-TSA Global Asset Management, Inc., 700 South
                                    Flower Street, Suite 2400, Los Angeles, CA 90017, is the
                                    Adviser of the Fund. The Adviser is a wholly owned
                                    subsidiary of United Asset Management Corporation, a
                                    holding company described under "Management of the Fund"
                                    in the Statement of Additional Information.

                                    The Adviser was founded in 1970 as Analytic Investment
                                    Management, Inc. one of the first independent investment
                                    counsel firms specializing in the creation and
                                    continuous management of optioned equity and optioned
                                    debt portfolios for
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                                    fiduciaries and other long term investors. It is one of
                                    the oldest and largest independent investment management
                                    firms in this specialized area. In January 1996, the
                                    Adviser acquired and merged with TSA Capital Management
                                    which emphasizes U.S. and global tactical asset
                                    allocation, currency management, quantitative equity and
                                    fixed income management, as well as option yield curve
                                    strategies. The Adviser serves, among others, pension
                                    and profit-sharing plans, endowments, foundations,
                                    corporate investment portfolios, mutual savings banks,
                                    and insurance companies, for which it manages in excess
                                    of $1,000,000,000. It has also managed another
                                    registered investment company since 1978.

                                    Pursuant to an Investment Advisory Agreement with the
                                    Fund, the Adviser, subject to the control and direction
                                    of the Fund's Officers and Board of Trustees, manages
                                    the Portfolios of the Fund in accordance with each
                                    Portfolio's stated investment objective and policies and
                                    makes investment decisions for the Fund.

                                    SHORT-TERM GOVERNMENT AND MASTER FIXED INCOME PORTFOLIOS
                                    Scott Barker, Greg McMurran and Bob Bannon have been the
                                    portfolio managers for the Short-Term Government and
                                    Master Fixed Income Portfolios since November 1996. Mr.
                                    Barker has been a member of the portfolio management and
                                    research team for the Adviser since August 1995. He
                                    concurrently serves as a research analyst with Analysis
                                    Group, Inc. with which he has been associated since
                                    October 1993. Previously, he was with Xontech, Inc. for
                                    six years as a scientific analyst. Mr. McMurran is the
                                    Chief Investment Officer of the Adviser and has been
                                    with the firm since October of 1976 as a portfolio
                                    manager. Mr. Bannon is a managing director of the
                                    Adviser specializing in the fixed income area. He
                                    initially joined the firm in January 1996 when TSA
                                    Capital Management merged with the Adviser. He was
                                    formerly a managing director with TSA since April 1995.
                                    Previously, he served as a senior bond strategist with
                                    IDEA for four years. They are subject to the supervision
                                    of the Adviser's investment management committee.

                                    ENHANCED EQUITY PORTFOLIO
                                    Dennis M. Bein, Harindra de Silva and Charles L. Dobson
                                    have been the portfolio managers for the Enhanced Equity
                                    Portfolio since November 1996. Mr. Bein has been a
                                    member of the portfolio management and research team for
                                    the Adviser since August 1995. He concurrently serves as
                                    a senior associate for
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                                       32
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                                    Analysis Group, Inc. with which he has been associated
                                    with since August 1990. Dr. de Silva is the President of
                                    the Fund and of the Analytic Optioned Equity Fund and
                                    serves as a managing director of the Adviser, which he
                                    joined in May of 1995. He concurrently serves as a
                                    principal of Analysis Group, Inc, which he joined in
                                    March 1986. Mr. Dobson is the Executive Vice President
                                    of the Fund and Analytic Optioned Equity Fund and has
                                    been a portfolio manager of the Adviser since 1978. They
                                    are subject to the supervision of the Adviser's
                                    investment management committee.

MANAGEMENT FEES                     As compensation for furnishing investment advisory,
                                    management, and other services, and costs and expenses
                                    assumed, pursuant to the Investment Management Agreement
                                    each Portfolio of the Fund pays the Adviser an annual
                                    fee based on the average daily net assets of that
                                    Portfolio. These annual fee schedules are:
                                    Short-Term Government              0.30%
                                    Master Fixed Income                0.45%
                                    Enhanced Equity                    0.60%

DISTRIBUTOR                         UAM Fund Distributors, Inc., a wholly-owned subsidiary
                                    of United Asset Management Corporation, is the
                                    distributor of the Fund's shares. Its principal office
                                    is located at 211 Congress Street, Boston, Massachusetts
                                    02110. Under a Distribution Agreement with the Fund (the
                                    "Distribution Agreement"), the Distributor, as agent of
                                    the Fund, has agreed to use its best efforts as sole
                                    distributor of Fund shares. The Distributor does not
                                    receive any fee or other compensation under the
                                    Distribution Agreement. The Distribution Agreement
                                    provides that the Fund will bear costs of registration
                                    of its shares with the Securities and Exchange
                                    Commission ("SEC") and various states as well as the
                                    printing of its prospectuses, its Statement of
                                    Additional Information and its reports to shareholders.

ADMINISTRATIVE SERVICES             UAM Fund Services, Inc., a wholly-owned subsidiary of
                                    United Asset Management Corporation, performs and
                                    oversees all administrative, fund accounting, dividend
                                    disbursing and transfer agent services to the Fund
                                    pursuant to a Fund Administration Agreement with the
                                    Fund (the "Administration Agreement"). For its services
                                    UAM Fund Services receives a fee based on net assets.
                                    UAM Fund Services' principal office is located at 211
                                    Congress Street, Boston, Massachusetts 02110. UAM Fund
                                    Services has subcontracted some of these services to
                                    Chase
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                                    Global Funds Services Company, an affiliate of The Chase
                                    Manhattan Bank. Chase Global Funds Services Company is
                                    located at 73 Tremont Street, Boston, Massachusetts
                                    02108.

                                    Chase Global Funds Services Company is the Fund's sub-
                                    dividend disbursing agent, sub-transfer agent and sub-
                                    shareholder servicing agent. The shareholder servicing
                                    phone number is (800) 374-2633. All other administrative
                                    and accounting functions are performed by UAM Fund
                                    Services.

EXPENSES                            In addition to management and service fees, each
                                    Portfolio pays all costs and expenses of its operations,
                                    including fees of Trustees not affiliated with the
                                    Adviser, membership dues of trade associations,
                                    custodian, legal and accounting fees, interest charges,
                                    brokerage commissions, federal and state taxes,
                                    prospectuses and shareholder reports, expenses of
                                    shareholder meetings, and costs of registration and
                                    qualification of the shares of the Portfolio under
                                    various federal and state laws and maintaining and
                                    updating such registrations and qualifications on a
                                    current basis. Any shared expense of the Portfolios is
                                    generally apportioned to each Portfolio based on its
                                    relative total assets within the Fund unless some other
                                    expense allocation method is determined by the Board of
                                    Trustees to be more appropriate.

                                    The Adviser has voluntarily agreed to reimburse annual
                                    Portfolio expenses including advisory fees (but
                                    excluding interest, taxes, and extraordinary expenses)
                                    that exceed 0.60%, 0.90% and 1.00% of average daily net
                                    assets for the SHORT-TERM GOVERNMENT, MASTER FIXED
                                    INCOME and ENHANCED EQUITY PORTFOLIOS, respectively, for
                                    the year ending December 31, 1997. During the first six
                                    months of 1997, the ratios of operating expenses to
                                    average net assets on an annualized basis in the
                                    SHORT-TERM GOVERNMENT PORTFOLIO, MASTER FIXED INCOME
                                    PORTFOLIO, and ENHANCED EQUITY PORTFOLIO, before expense
                                    reimbursements, were 4.54%, 0.90% and 1.67%,
                                    respectively. In calculating Portfolio expenses for
                                    purposes of such reimbursement, any commission
                                    reimbursement from broker-dealers will not be applied.
                                    After December 31, 1997, the Adviser may voluntarily
                                    waive all or a portion of its management fee and/ or
                                    absorb certain expenses of a Portfolio. Any such waiver
                                    or absorption will have the effect of lowering the
                                    overall expense ratio for a Portfolio and increasing the
                                    overall total return and yield to investors at the time
                                    any such amounts were waived and/ or absorbed.
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                                       34
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BROKERAGE                           Under the terms of the Investment Advisory Agreement,
                                    the Adviser is authorized to employ broker-dealers to
                                    execute orders for the purchase and sale of portfolio
                                    securities and for other portfolio transactions who in
                                    its best judgment can provide "best execution". In
                                    determining the abilities of the broker-dealer to
                                    provide execution of a particular portfolio transaction,
                                    the Adviser will consider all relevant factors including
                                    the execution capabilities required by the transaction
                                    or transactions; the ability and willingness of the
                                    broker-dealer to facilitate each transaction by
                                    participation therein for its own account; the
                                    familiarity with sources from or to whom particular
                                    securities might be purchased or sold; the quality and
                                    continuity of service rendered by the broker-dealer with
                                    regard to a Portfolio's other transactions; and any
                                    other factors relevant to the selection of a
                                    broker-dealer for a particular and related transactions
                                    of a Portfolio. Provided that best execution is
                                    obtained, the Adviser may consider sales of the
                                    Portfolios' shares and the provision of research
                                    services to the Adviser as factors in the selection of
                                    broker-dealers to execute portfolio transactions.

                                    Fixed income securities are traded primarily in the
                                    over-the-counter market. They are generally traded on a
                                    net basis and do not normally involve either brokerage
                                    commission or transfer taxes. The cost of executing such
                                    portfolio transactions will primarily consist of dealer
                                    spreads and underwriting commissions. The Fund will
                                    always attempt to deal with dealers where better prices
                                    and execution are available. Securities may also be
                                    purchased directly from the issuer.

THE SHARE PRICE OF                  The share price or "net asset value" per share of each
EACH PORTFOLIO                      Portfolio is computed once daily at 4:30 P.M. Eastern
                                    Time, after the close of trading of the New York Stock
                                    Exchange and the various option exchanges, or such other
                                    time as is determined by or under the direction of the
                                    Board of Trustees, on each day in which there is a
                                    sufficient degree of trading in the securities that
                                    might materially affect the Portfolio's net asset value.
                                    The Portfolios will not be priced on days when the New
                                    York Stock Exchange is closed. In addition, the
                                    SHORT-TERM GOVERNMENT and MASTER FIXED INCOME PORTFOLIOS
                                    will not be priced on days when the bond market is
                                    closed, such as certain bank holidays, even though the
                                    New York Stock Exchange may be open. The share price is
                                    calculated by dividing the total value of the
                                    Portfolio's assets, less total liabilities, by the total
                                    outstanding shares of the Portfolio. Expenses and
                                    interest on portfolio securities are accrued daily.
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                                    Portfolio securities are valued based on market
                                    quotations or, if not readily available, at fair market
                                    value as determined in good faith under procedures
                                    established by the Board of Trustees. Bonds and fixed
                                    income securities may be valued on the basis of prices
                                    provided by a pricing service when such prices are
                                    believed by the Board to reflect fair market value. See
                                    "Portfolio Valuation" in the Statement of Additional
                                    Information.

DIVIDENDS, CAPITAL GAINS
AND TAXES

DISTRIBUTIONS                       Dividends consisting of net investment income are
                                    declared and payable to shareholders of record daily by
                                    both the SHORT-TERM GOVERNMENT and MASTER FIXED INCOME
                                    PORTFOLIOS. Such dividends are paid on the first
                                    business day of each month. Dividends consisting of net
                                    investment income of the ENHANCED EQUITY PORTFOLIO are
                                    declared and payable to shareholders of record on the
                                    last business day of each calendar quarter. For the
                                    purpose of calculating such dividends, net investment
                                    income consists of income accrued on portfolio assets,
                                    less accrued expenses. In addition, net realized capital
                                    gains of all Portfolios, if any, are distributed
                                    annually.

                                    The Fund's dividend and capital gains distributions may
                                    be reinvested in additional shares or received in cash.
                                    See "Selecting a Distribution Option".

TAX STATUS OF THE FUND              Each Portfolio of the Fund intends to qualify for
                                    taxation as a "regulated investment company" under the
                                    Internal Revenue Code (the "Code") so that it will not
                                    be liable for federal income taxes on amounts
                                    distributed to shareholders as dividends and capital
                                    gains. However, the Code contains a number of complex
                                    tests relating to qualification which a Portfolio might
                                    not meet in any particular year. If a Portfolio did not
                                    so qualify, it would be treated for tax purposes as an
                                    ordinary corporation and receive no tax deduction for
                                    payments made to shareholders.

TAXATION OF SHAREHOLDERS            Distributions paid by each of the Portfolios from net
                                    investment income are taxable to shareholders as
                                    ordinary income, whether received in cash or reinvested
                                    in additional shares. Long-term capital gains
                                    distributions are taxable to shareholders as long-term
                                    capital gains, regardless of how long such shareholders
                                    have held their shares.

                                    Any capital gain distribution paid by the Fund has the
                                    effect of reducing the net asset value per share on the
                                    reinvestment date by the amount of the distribution.
                                    Therefore, a capital gain
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                                    distribution paid shortly after a purchase of shares by
                                    a shareholder would represent, in substance, a partial
                                    return of capital to the shareholder (to the extent it
                                    is paid on the shares so purchased), even though it
                                    would be subject to income taxes as discussed above.
                                    Accordingly, prior to purchasing shares, a shareholder
                                    should carefully consider the impact of dividends or
                                    capital gains distributions which are expected to be or
                                    have been announced.

                                    For corporate investors, dividends paid by the
                                    SHORT-TERM GOVERNMENT PORTFOLIO will generally not
                                    qualify for the dividends received deduction, a minimal
                                    amount of dividends paid by the MASTER FIXED INCOME
                                    PORTFOLIO will qualify for the deduction, and some
                                    fraction of dividends by the ENHANCED EQUITY PORTFOLIO
                                    will qualify for such deduction. The Fund will notify
                                    its shareholders annually of the tax status of its
                                    dividends and capital gain distributions.

                                    The sale of shares of the Fund is a taxable event and
                                    may result in a capital gain or loss. A capital gain or
                                    loss may be realized from an ordinary redemption of
                                    shares or an exchange of shares between Portfolios of
                                    the Fund.

                                    Dividend distributions, capital gains distributions, and
                                    capital gains or losses from redemptions and exchanges
                                    may be subject to state and local taxes. However,
                                    depending on provisions of your state's tax law, the
                                    portion of a Portfolio's income derived from full faith
                                    and credit U.S. Treasury and agency obligations may be
                                    exempt from state and local taxes. The Fund will
                                    indicate each year the portion of a Portfolio's income,
                                    if any, that may qualify for this exemption.

                                    The Fund is required to withhold 31% of taxable
                                    dividends, capital gains distributions, and redemption
                                    proceeds paid to shareholders who have not complied with
                                    IRS taxpayer identification regulations. Such
                                    withholding requirement may be avoided by certifying on
                                    the Account Registration your proper Social Security or
                                    Tax Identification Number and further certifying that
                                    you are not subject to backup withholding. Dividends,
                                    capital gains distributions, and redemption proceeds
                                    paid to foreign shareholders will generally be subject
                                    to withholding at the rate of 30% (or lower treaty
                                    rate). You should consult your own tax adviser regarding
                                    specific questions about federal, state, or local
                                    taxation.
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                                       37
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GENERAL INFORMATION                 The Fund is a Delaware business trust organized on
                                    November 18, 1992. The Declaration of Trust permits the
                                    Trustees to issue an unlimited number of shares of
                                    beneficial interest. The Board of Trustees has the power
                                    to designate one or more classes ("Portfolios") of
                                    shares of beneficial interest and to classify or
                                    reclassify any unissued shares with respect to such
                                    classes. Presently the Fund is offering shares of the
                                    three Portfolios described above.

SHARES OF BENEFICIAL INTEREST       The shares of each Portfolio, when issued, are fully
                                    paid and non-assessable, are redeemable at the option of
                                    the holder, are fully transferable and have no
                                    conversion or pre-emptive rights. Shares are also
                                    redeemable at the option of the Fund under certain
                                    circumstances (see "Redeeming Shares"). Each share of a
                                    Portfolio is equal as to earnings, expenses and assets
                                    of the Portfolio and, in the event of liquidation of the
                                    Portfolio, is entitled to an equal portion of all of the
                                    Portfolio's net assets. Shareholders of the Fund are
                                    entitled to one vote for each full share held and
                                    fractional votes for fractional shares held, and will
                                    vote in the aggregate and not by Portfolio except as
                                    otherwise required by law or when the Board of Trustees
                                    determines that a matter to be voted upon affects only
                                    the interest of the shareholders of a particular
                                    Portfolio. Voting rights are not cumulative, so that the
                                    holders of more than 50% of the shares voting in any
                                    election of Trustees can, if they so choose, elect all
                                    of the Trustees. While the Fund is not required, and
                                    does not intend, to hold annual meetings of
                                    shareholders, such meetings may be called by the
                                    Trustees at their discretion, or upon demand by the
                                    holders of 10% or more of the outstanding shares of any
                                    Portfolio for the purpose of electing or removing
                                    Trustees.

                                    As of September 30, 1997, Prison Law Office held of
                                    record more than 25% of the outstanding shares of the
                                    ENHANCED EQUITY and SHORT-TERM GOVERNMENT PORTFOLIOS and
                                    may be considered a controlling person of these
                                    Portfolios under the 1940 Act.

SHARE CERTIFICATES                  All shares (including reinvested dividends and capital
                                    gain distributions) are issued or redeemed in full and
                                    fractional shares rounded to the third decimal place. No
                                    share certificates will be issued. Instead, an account
                                    will be established for each shareholder and all shares
                                    purchased will be held in book-entry form by the Fund.

SHAREHOLDER SERVICES                Shareholder inquiries should be addressed to the Fund's
                                    sub-shareholder servicing agent at: Analytic Funds, P.O.
                                    Box 2798, Boston, MA 02208; telephone (800) 374-2633.
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CONFIRMATION AND STATEMENTS         Whenever a transaction takes place in an account, a
                                    confirmation statement will be sent to the shareholder
                                    of such transaction. This confirmation statement will
                                    include complete details of all transactions for the
                                    calendar year to date. For purposes of confirming
                                    dividend and/or capital gain distributions, shareholders
                                    of the SHORT-TERM GOVERNMENT and MASTER FIXED INCOME
                                    PORTFOLIOS may expect statements at least monthly, and
                                    shareholders of the ENHANCED EQUITY PORTFOLIO may expect
                                    statements at least quarterly.

FINANCIAL STATEMENTS                The Fund will send to shareholders of each of the
                                    Portfolios an unaudited semi-annual financial statement.
                                    The annual financial statements of the Fund will be
                                    audited by Deloitte & Touche LLP, independent public
                                    accountants.

CUSTODIAN                           The Fund's custodian is The Chase Manhattan Bank.

ADDITIONAL INFORMATION              This Prospectus, including the Statement of Additional
                                    Information which has been incorporated by reference
                                    herein, does not contain all the information set forth
                                    in the Registration Statement filed by the Fund with the
                                    SEC under the Securities Act of 1933. Copies of the
                                    Registration Statement may be obtained at a reasonable
                                    charge from the SEC or may be examined, without charge,
                                    at the office of the SEC in Washington, D.C.

YIELD, TOTAL RETURN, AND OTHER      From time to time the Fund may advertise the "yield",
CALCULATIONS                        "total return", and "average annual total return" of one
                                    or more of the Portfolios. Yield and return calculations
                                    are based on historical results, do not take into
                                    account any federal or state income taxes which may be
                                    payable, and are not intended to indicate future
                                    performance.

                                    The "30-day yield" of a Portfolio is calculated by
                                    dividing net investment income per share earned during a
                                    thirty-day period by the net asset value per share on
                                    the last day of the period. Net investment income
                                    includes interest and dividend income earned on the
                                    Portfolio's securities after subtracting all expenses
                                    that have been applied to all shareholder accounts. The
                                    yield calculation assumes that net investment income
                                    earned over thirty days is compounded monthly for six
                                    months and then annualized. Methods used to calculate
                                    advertised yields are standardized for all stock and
                                    bond mutual funds.

                                    "Total return" and "average annual total return" are
                                    more comprehensive measures of the Portfolio's
                                    historical performance than the "30-day yield". Total
                                    return measures both
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                                    net investment income and the effect of realized and
                                    unrealized appreciation or depreciation of the Portfolio
                                    on a hypothetical shareholder, assuming reinvestment of
                                    all distributions into new Portfolio shares.
                                    Specifically, the total return for a stated period is
                                    calculated by assuming a hypothetical investment in a
                                    Portfolio at the beginning of a period; then, assuming
                                    reinvestment of all distributions into new Portfolio
                                    shares, the total return is calculated as the percentage
                                    change in the total dollar value of the investment over
                                    the period in question. Average annual total return
                                    expresses this same total return as an annualized rate
                                    which, if compounded annually over the same period,
                                    would result in the same total return.

                                    These standardized performance measures present
                                    historical returns. In addition, the Fund may present
                                    non-standardized measures which relate to the returns
                                    and risk or variability of the returns of a Portfolio,
                                    including "standard deviation of returns", "beta",
                                    "alpha", and "duration". These measures are not
                                    standardized, as they involve choices regarding the
                                    length of historical measurement periods, the frequency
                                    of such measurements, the choice of market benchmarks,
                                    and other factors which are beyond the scope of current
                                    SEC performance standards. Hence, these measures may not
                                    be directly comparable among different funds or
                                    different measurers of the same funds. These risk
                                    measurements are also based on historical results and
                                    are not intended to be an indication of future
                                    performance.

                                    The Fund may also include comparative performance
                                    information in advertising or marketing shares.
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                                       40

                               SHAREHOLDER GUIDE

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OPENING AN ACCOUNT                  To open a new account, either by mail or by wire,
                                    complete and return a signed Account Registration.
                                    Please indicate the Portfolio(s) you have chosen and the
                                    respective amount(s) to be invested.

MINIMUM INVESTMENTS                 There is no minimum initial or subsequent purchase of
                                    Portfolio shares by tax deferred retirement plans
                                    (including IRA, SEP-IRA and profit sharing and money
                                    purchase plans) or Uniform Gifts to Minors Act accounts.
                                    For other investors the initial minimum purchase is
                                    $5,000 invested in any proportion among the Portfolios
                                    and there is no minimum for subsequent purchases.

PURCHASING SHARES                   Shares of the Portfolios are purchased directly from the
                                    Fund with no sales charge or commission at the net asset
                                    value per share next computed after an order and payment
                                    are received by the Fund. Any order received after 1:00
                                    P.M. Pacific Time will be processed at the next day's
                                    closing net asset value. Shares of a Portfolio may be
                                    purchased by customers of broker-dealers or other
                                    financial intermediaries ("Service Agents") which have
                                    established a shareholder servicing relationship with
                                    the Fund on behalf of their customers. Service Agents
                                    may impose additional or different conditions on
                                    purchases or redemptions of Portfolio shares and may
                                    charge transaction or other account fees. Each Service
                                    Agent is responsible for transmitting to its customers a
                                    schedule of any such fees and information regarding
                                    additional or different purchase or redemption
                                    conditions. Shareholders who are customers of Service
                                    Agents should consult their Service Agent for
                                    information regarding these fees and conditions. Amounts
                                    paid to Service Agents may include transaction fees
                                    and/or service fees paid by the Fund from the subject
                                    Portfolio's assets attributable to the Service Agent,
                                    which would not be imposed if shares of the Portfolio
                                    were purchased directly from the Fund or its
                                    distributor. Service Agents may provide shareholder
                                    services to their customers that are not available to a
                                    shareholder dealing directly with the Fund.

                                    Service Agents may enter confirmed purchase orders on
                                    behalf of their customers. If shares of a Portfolio are
                                    purchased in this manner, the Service Agent must receive
                                    your investment order before the close of trading on the
                                    New York Stock Exchange, and transmit it to the Fund's
                                    Sub-Transfer Agent, Chase Global Funds Services Company,
                                    prior to the close of their business day to receive that
                                    day's share price. Proper payment for the order must
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                                    be received by the Sub-Transfer Agent no later than the
                                    time when the Portfolio is priced on the following
                                    business day. Service Agents are responsible to their
                                    customers and the Fund for timely transmission of all
                                    subscription and redemption requests, investment
                                    information, documentation and money.

                                    The Fund reserves the right to reject any purchase order
                                    or to suspend or modify the continuous offering of its
                                    shares.

BY MAIL                             Initial purchases of Fund shares may be made by mailing
FOR INITIAL INVESTMENTS, COMPLETE   a completed and signed Account Registration Form
AND SIGN AN ACCOUNT REGISTRATION    together with a check made payable to THE ANALYTIC
FORM. FOR SUBSEQUENT INVESTMENTS,   SERIES FUND (REFERENCE PORTFOLIO NAME), to:
COMPLETE A MAIL REMITTANCE FORM.    The Analytic Series Fund     Street Address (overnight
                                    mail)
                                    P.O. Box 2798               73 Tremont Street
                                    Boston, MA 02208           Boston, MA 02108
                                    (800) 374-2633

                                    For subsequent purchases, complete the Mail Remittance
                                    Form (located on a statement) and return it to the above
                                    address with a check made payable to THE ANALYTIC SERIES
                                    FUND (REFERENCE PORTFOLIO NAME).

BY WIRE                             Before wiring funds, you must telephone the Fund's
TELEPHONE THE FUND'S SUB-TRANSFER   sub-transfer agent at (800) 374-2633 with the sending
AGENT AT (800) 374-2633 BEFORE      bank's name, date and amount being wired to insure
WIRING FUNDS.                       proper investment. There is no charge by the Fund for
                                    wire purchases.
                                    Federal funds wiring instructions are:

                                                    The Chase Manhattan Bank
                                                         ABA #021000021
                                        The Analytic Series Fund -- (NAME OF PORTFOLIO)
                                                     CREDIT DDA 9102791614
                                               ACCOUNT REGISTRATION: (YOUR NAME)
                                                ACCOUNT #: (YOUR ACCOUNT NUMBER)

                                    Please be sure your bank includes the name of the
                                    Portfolio and your account's registration name and, in
                                    the case of subsequent investments, the account number
                                    assigned by the Fund.

                                    NOTE: Federal funds wire purchase orders will be
                                    accepted only when the Fund and Custodian Bank are open
                                    for business.

                                    FOR INITIAL PURCHASES ONLY: No purchases will be
                                    processed until a completed and signed Account
                                    Registration Form has been received.
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BY EXCHANGE                         You may open an account for a new Portfolio or purchase
                                    additional shares in any Portfolio by making an exchange
                                    from an existing Portfolio account or from an existing
                                    account in the Analytic Optioned Equity Fund. You may
                                    not open an account by exchange unless you have
                                    completed an account application.

                                    If you open an account by exchange, the new account will
                                    have identical registration and special instructions
                                    (such as Distribution Option, Telephone Redemption
                                    Instructions, Telephone Exchange Privileges, and
                                    duplicate confirmation/ statements) as the existing
                                    account.

                                    For further information concerning exchanges, see
                                    "EXCHANGING SHARES".

SELECTING A DISTRIBUTION OPTION     You must select one of the three distribution options by
                                    indicating so on the Account Registration:

                                    AUTOMATIC REINVESTMENT OPTION--Both dividends and
                                    capital gains distributions will be reinvested in
                                    additional Portfolio shares. This option will be
                                    selected for you automatically unless you specify one of
                                    the other options.

                                    CASH DIVIDEND OPTION--Your dividends will be paid in
                                    cash and your capital gains distributions will be
                                    reinvested in additional Portfolio shares.

                                    ALL CASH OPTION--Dividends and capital gains distributions will be paid in cash.

                                    To change your option, written instructions with
                                    signature(s) guaranteed must be received by the Fund's
                                    sub-transfer agent 5 business days prior to the
                                    effective date of the change. For further information
                                    concerning signature guarantees, see "SIGNATURE
                                    GUARANTEES".

REDEEMING SHARES                    Shares are redeemed without charge at the net asset
                                    value per share next computed after instructions and
                                    required documents are received in proper form. Any
                                    instructions received after 4:00 P.M. Eastern Time will
                                    be processed at the next day's net asset value. See the
                                    discussions below, under "By Telephone", "By Mail" and
                                    "By Exchange" for information regarding the required
                                    documents. To be in "proper form" the documents must be
                                    complete and executed by all required parties.

                                    Any redemption may be more or less than your cost,
                                    depending on the market value of the securities held by
                                    the Portfolio. Payment will be made as promptly as
                                    possible but in no event
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                                    later than 3 business days from the day the redemption
                                    request is received. See "Redemption of Shares" in the
                                    Statement of Additional Information for certain
                                    restrictions that may apply.

BY TELEPHONE                        Provided that Telephone Redemption Privileges have been
                                    established (by completing the "Telephone Redemption
                                    Privileges" portion of the Account Registration or by
                                    subsequent written instructions with signature(s)
                                    guaranteed), a shareholder may redeem all or part of his
                                    shares by calling the Fund's sub-transfer agent at (800)
                                    374-2633.

                                    No request for telephone redemption will be accepted
                                    except where redemption proceeds are to be remitted to a
                                    bank account that has been predesignated in writing. The
                                    redemption proceeds will be wired by the Fund without
                                    charge to the bank designated in the instructions. Any
                                    changes to the telephone redemption instructions must be
                                    in writing with signature(s) guaranteed.

                                    The Fund's sub-transfer agent will employ procedures
                                    designed to provide reasonable assurance that
                                    instructions communicated by telephone are genuine and,
                                    if it does not do so, it may be liable for any losses
                                    due to unauthorized or fraudulent instructions. The
                                    procedures employed by the sub-transfer agent include
                                    requiring the following information at the time of the
                                    telephone call:

                                    Account number;
                                    Registration of account; and
                                    Social Security Number or Tax I.D.

                                    NOTE: Neither the Fund nor the sub-transfer agent is
                                    responsible for unauthorized telephone redemptions by a
                                    person reasonably believed to be a shareholder unless
                                    the sub-transfer agent has received written notice
                                    canceling the telephone redemption authorization. The
                                    Fund may change or discontinue the telephone redemption
                                    privilege without notice. For your protection, the Fund
                                    and its agents reserve the right to record all calls.

                                    The Fund reserves the right to refuse a telephone
                                    redemption if it believes it is advisable to do so.
                                    Telephone redemptions may be difficult to implement
                                    during periods of drastic economic or market changes,
                                    which may result in an unusually high volume of
                                    telephone calls. If a shareholder is unable to reach the
                                    Fund's sub-transfer agent by telephone, shares may be
                                    redeemed in writing as described below.

BY MAIL                             A shareholder may redeem all or part of his shares by
                                    written request to the Fund's sub-transfer agent at the
                                    address set forth under "Purchasing Shares--By Mail"
                                    above. The written request must be endorsed by the
                                    registered owner(s) exactly as the account is
                                    registered, including any special capacity of the
                                    registered owner(s). Where the owner(s) have not
                                    arranged with the Fund for redemption proceeds to be
                                    remitted to a predesignated bank account, the Fund
                                    requires that the signature(s) be guaranteed.
                                    Fiduciaries, corporations, and other entities may also
                                    be required to furnish supporting documents.

BY EXCHANGE                         Shares may be redeemed by making an exchange into
                                    another Analytic Series Fund Portfolio or for shares of
                                    the Analytic Optioned Equity Fund. For more information,
                                    see "EXCHANGING SHARES".

DELAYED PAYMENT                     In the event that the Fund is requested to redeem shares
                                    for which it has not received good payment (e.g., cash
                                    or cashier's check on a U.S. bank), it may delay the
                                    mailing of a redemption check until such time as it is
                                    determined that good payment has been collected for the
                                    purchase of such shares. In addition, the Fund reserves
                                    the right to delay the mailing of a redemption check
                                    where the shares to be redeemed have been purchased by
                                    check within 15 days prior to the date the redemption
                                    request is received, unless the Fund has been advised
                                    that the check used for investment has been cleared for
                                    payment by the shareholder's bank. However, such delay
                                    will not be longer than 15 days after the purchase date.

                                    The Fund may suspend the redemption right or postpone
                                    payment at times when the New York Stock Exchange is
                                    closed or under certain other circumstances permitted by
                                    the SEC.

PAYMENT-IN-KIND                     The Fund has made an election with the SEC to pay in
                                    cash all redemptions requested by any shareholder of
                                    record limited in amount during any 90-day period to the
                                    lesser of $250,000 or 1% of the net assets of the Fund
                                    at the beginning of such period. Such commitment is
                                    irrevocable without the prior approval of the SEC.
                                    Redemptions in excess of the above limits may be paid in
                                    whole or in part in readily marketable investment
                                    securities or in cash, as the Trustees may deem
                                    advisable. However, payment will be made wholly in cash
                                    unless the Trustees believe that economic or market
                                    conditions exist which would make such a practice
                                    detrimental to the best interests of the Fund. If
                                    redemptions are paid in investment securities, such
                                    securities will be valued as set

                                    forth under "The Share Price of Each Portfolio" and a
                                    redeeming shareholder will normally incur brokerage
                                    expenses if the shareholder converts these securities to
                                    cash.

BACKUP WITHHOLDING                  The Fund is required to withhold 31% of redemptions paid
                                    to shareholders who have not complied with IRS taxpayer
                                    identification regulations. You may avoid this
                                    withholding requirement by certifying on the Account
                                    Registration your proper Social Security or Taxpayer
                                    Identification Number and by further certifying that you
                                    are not subject to backup withholding.

SIGNATURE GUARANTEES                To protect the shareholder's account and the Fund from
                                    fraud, signature guarantees are required for certain
                                    redemptions. The purpose of signature guarantees is to
                                    verify the identity of the party who has authorized the
                                    redemption. A guarantor must be a commercial bank or
                                    trust company; a broker or dealer, municipal securities
                                    broker or dealer, or government securities broker or
                                    dealer; a credit union; a national securities exchange,
                                    registered securities association or clearing agency; or
                                    a savings association. Signature guarantees are required
                                    for:

                                    any redemption request for an account where the owner(s)
                                    have not arranged with the Fund for redemption proceeds
                                    to be remitted to a predesignated bank account;

                                    transfers or exchanges between accounts which are not
                                    identically registered;

                                    the addition of, or change in the address and wiring
                                    instruction for, financial institutions designated to
                                    receive redemptions sent directly into a shareholder's
                                    account; and

                                    redemptions involving disputed or deceased shareholder
                                    accounts.

                                    The Fund reserves the right to request additional
                                    information from, and make reasonable inquiries of, any
                                    eligible guarantor institution.

MINIMUM ACCOUNT BALANCE             With the exception of qualified retirement plan
REQUIREMENT                         accounts, the Fund may liquidate any shareholder's
                                    account whenever, due to redemptions, the value of the
                                    account falls below the minimum account balance of
                                    $1,000 and the shareholder fails to purchase sufficient
                                    shares to bring the value of the account to $1,000
                                    within 90 days after receiving written notice sent by
                                    the Fund.

EXCHANGING SHARES                   Should your investment goals change, you may exchange
                                    your shares between the Portfolios in the Fund or for
                                    shares of the Analytic Optioned Equity Fund.

                                    Exchanges are processed at the net asset value per share
                                    next computed after the receipt of instructions in
                                    proper form. Any instruction received after 4:00 P.M.
                                    Eastern Time will be processed at the next day's net
                                    asset value.

BY TELEPHONE                        Provided that Telephone Exchange Privileges have been
                                    established (by completing the "Telephone Exchange
                                    Privileges" portion of the Account Registration or by
                                    subsequent written instructions with signature(s)
                                    guaranteed), a shareholder may exchange all or part of
                                    his shares by calling the Fund's sub-transfer agent at
                                    (800) 374-2633.

                                    The Fund's sub-transfer agent will employ procedures
                                    designed to provide reasonable assurance that
                                    instructions communicated by telephone are genuine and,
                                    if it does not do so, it may be liable for any losses
                                    due to unauthorized or fraudulent instructions. The
                                    procedures employed by the sub-transfer agent include
                                    requiring the following information at the time of the
                                    telephone call:

                                    Account number;
                                    Registration of account; and
                                    Social Security Number or Tax I.D.

                                    NOTE: Neither the Fund nor the sub-transfer agent is
                                    responsible for unauthorized telephone exchanges by a
                                    person reasonably believed to be a shareholder unless
                                    the sub-transfer agent has received written notice
                                    canceling the telephone exchange authorization. The Fund
                                    may change or discontinue the telephone exchange
                                    privilege without notice. For your protection, the Fund
                                    and its agents reserve the right to record all calls.

                                    The Fund reserves the right to refuse a telephone
                                    exchange if it believes it is advisable to do so.
                                    Telephone exchanges may be difficult to implement during
                                    periods of drastic economic or market changes, which may
                                    result in an unusually high volume of telephone calls.
                                    If a shareholder is unable to reach the Fund's
                                    sub-transfer agent by telephone, shares may be exchanged
                                    in writing as described below.

BY MAIL                             A shareholder may exchange all or part of his shares by
                                    written request to the Fund's sub-transfer agent at the
                                    address set forth under "Purchasing Shares--By Mail"
                                    above. The written request

                                    must be endorsed by the owner(s) exactly as the account
                                    is registered, including any special capacity of the
                                    registered owner(s). The Fund requires that the
                                    signature(s) be guaranteed.

IMPORTANT EXCHANGE INFORMATION      Before you make an exchange you should consider the
                                    following:

                                    Please read the prospectus of the Fund or of Analytic
                                    Optioned Equity Fund before making an exchange.

                                    An exchange is treated as a redemption and a purchase
                                    and any gain or loss on the transaction is taxable.

                                    Recently purchased shares may not be exchanged until
                                    payment for the purchase has been collected. The Fund
                                    reserves the right to defer honoring exchange requests
                                    where shares to be exchanged have been purchased by
                                    check within 15 days prior to the date of the exchange
                                    request, unless the Fund has been advised that such
                                    check has been cleared for payment by the shareholder's
                                    bank.

                                    Exchanges are accepted only if the registrations of the
                                    accounts are identical.

                                    The redemption and purchase price of shares redeemed by
                                    exchange is the net asset value per share of the
                                    respective Portfolios next computed after the Fund
                                    receives instructions in proper form.

                                    No exchange can be made unless the shares to be
                                    purchased have been registered in the state of the
                                    purchaser.

EXCHANGE PRIVILEGE LIMITATIONS      The Fund's exchange privilege is not intended to afford
                                    shareholders a way to speculate on short-term market
                                    movements. Accordingly, in order to prevent excessive
                                    use of the Exchange Privilege that may potentially
                                    disrupt the management of the Fund and increase
                                    transaction costs, the Fund may establish a policy of
                                    limiting excessive exchange activity.

WITHDRAWAL PLAN                     A shareholder may establish a Withdrawal Plan under
                                    which the shareholder receives a check monthly,
                                    quarterly, or annually in a predetermined amount of not
                                    less than $100. All income dividends and any realized
                                    gain distributions attributable to the account will be
                                    reinvested at net asset value on the payment dates, as
                                    with other shareholder accounts, and shares of the
                                    Portfolio(s) will be redeemed from the account in order
                                    to make the required withdrawal payment. If a date is
                                    not specified by the shareholder, then monthly
                                    distributions under the Withdrawal Plan will be
                                    processed on the first business day of the month,

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
                                    quarterly distributions will be processed on the last
                                    business day of the calendar quarter, and annual
                                    distributions will be processed on the last business day
                                    of the calendar year. The shareholder may change or
                                    terminate his Withdrawal Plan instructions by notifying
                                    the Fund in writing at the address set forth above under
                                    "Purchasing Shares--By Mail" at least 5 business days
                                    prior to the effective date of the change.

IMPORTANT WITHDRAWAL PLAN           Withdrawal payments should not be considered dividends,
INFORMATION                         yield, or income on an investment, since portions of
                                    each payment may consist of a return of capital.
                                    Depending upon the size and frequency of payments and
                                    fluctuations in value of the Fund's shares redeemed,
                                    redemptions for the purpose of making Withdrawal Plan
                                    disbursements may reduce or even exhaust a shareholder's
                                    account.

OFFICERS AND TRUSTEES
CHAIRMAN OF THE
BOARD OF TRUSTEES....  Michael F. Koehn
TRUSTEE..............  Michael D. Butler
TRUSTEE..............  Robertson Whittemore
PRESIDENT............  Harindra de Silva
EXECUTIVE VICE
PRESIDENT AND
SECRETARY............  Charles L. Dobson
TREASURER............  Gregory M. McMurran
SENIOR VICE
PRESIDENT............  Angelo A. Calvello
SENIOR VICE
PRESIDENT............  Marie Nastasi Arlt

          INVESTMENT ADVISOR
          Analytic-TSA Global Asset Management, Inc.
          700 South Flower Street, Suite 2400
          Los Angeles, CA 90017

          TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
          AND SHAREHOLDER RELATIONS SERVICING AGENT

          UAM Fund Services, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA 02208


          CUSTODIAN
          The Chase Manhattan Bank
          1211 Avenue of the Americas
          New York, NY 10036

          COUNSEL

          Paul, Hastings, Janofsky & Walker LLP
          555 South Flower Street
          Los Angeles, CA 90071


          INDEPENDENT ACCOUNTANTS

          Deloitte & Touche LLP
          1000 Wilshire Blvd.
          Los Angeles, CA 90017


          THE ANALYTIC SERIES FUND
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA 02208
          Phone: (800) 374-2633

          NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE ADVISER. THIS PROSPECTUS DOES NOT CONSTITUTE ANY OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

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                                  ANALYTICFUNDS
                                   THE ANALYTIC
                                   SERIES FUND
----------------------

                                  ENHANCED EQUITY
                                MASTER FIXED INCOME
                               SHORT-TERM GOVERNMENT

                                    PROSPECTUS
                                 OCTOBER 20, 1997

                                                  MEMBER OF
                                               100% NO-LOAD-TM-
                                             MUTUAL FUND COUNCIL
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